--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                       U.S. SMALL CAP VALUE PORTFOLIO II

                                 ANNUAL REPORT

                          YEAR ENDED NOVEMBER 30, 2002

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                       U.S. SMALL CAP VALUE PORTFOLIO II
                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                     PAGE
                                                    -------
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart.............................        1
    Management's Discussion and Analysis..........        2
    Statement of Assets and Liabilities...........        4
    Statement of Operations.......................        5
    Statements of Changes in Net Assets...........        6
    Financial Highlights..........................        7
    Notes to Financial Statements.................        8
    Report of Independent Certified Public
     Accountants..................................       10

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. SMALL
  CAP VALUE SERIES
    Performance Chart.............................       11
    Schedule of Investments.......................       12
    Statement of Assets and Liabilities...........       30
    Statement of Operations.......................       31
    Statements of Changes in Net Assets...........       32
    Financial Highlights..........................       33
    Notes to Financial Statements.................       34
    Report of Independent Certified Public
     Accountants..................................       37

FUND MANAGEMENT...................................       38

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
U.S. SMALL CAP VALUE PORTFOLIO II VS.
RUSSELL 2000 VALUE INDEX
SEPTEMBER 1994-NOVEMBER 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          U.S. SMALL CAP VALUE PORTFOLIO II  RUSSELL 2000 VALUE INDEX
                                    $10,000                   $10,000
Sep-1994                             $9,961                    $9,894
Oct-1994                             $9,816                    $9,713
Nov-1994                             $9,477                    $9,321
Dec-1994                             $9,568                    $9,600
Jan-1995                             $9,666                    $9,554
Feb-1995                            $10,001                    $9,908
Mar-1995                            $10,119                    $9,956
Apr-1995                            $10,473                   $10,252
May-1995                            $10,758                   $10,471
Jun-1995                            $11,181                   $10,829
Jul-1995                            $11,780                   $11,225
Aug-1995                            $12,153                   $11,558
Sep-1995                            $12,291                   $11,730
Oct-1995                            $11,691                   $11,262
Nov-1995                            $12,121                   $11,709
Dec-1995                            $12,327                   $12,072
Jan-1996                            $12,287                   $12,152
Feb-1996                            $12,547                   $12,343
Mar-1996                            $12,888                   $12,602
Apr-1996                            $13,551                   $12,946
May-1996                            $14,082                   $13,273
Jun-1996                            $13,781                   $13,117
Jul-1996                            $12,918                   $12,419
Aug-1996                            $13,499                   $12,958
Sep-1996                            $13,961                   $13,312
Oct-1996                            $14,062                   $13,466
Nov-1996                            $14,724                   $14,191
Dec-1996                            $15,046                   $14,652
Jan-1997                            $15,436                   $14,877
Feb-1997                            $15,425                   $15,019
Mar-1997                            $15,026                   $14,616
Apr-1997                            $14,954                   $14,831
May-1997                            $16,379                   $16,012
Jun-1997                            $17,404                   $16,822
Jul-1997                            $18,439                   $17,528
Aug-1997                            $19,096                   $17,807
Sep-1997                            $20,572                   $18,991
Oct-1997                            $19,844                   $18,475
Nov-1997                            $19,669                   $18,678
Dec-1997                            $19,687                   $19,311
Jan-1998                            $19,453                   $18,962
Feb-1998                            $20,915                   $20,109
Mar-1998                            $21,769                   $20,925
Apr-1998                            $22,195                   $21,028
May-1998                            $21,352                   $20,283
Jun-1998                            $20,925                   $20,168
Jul-1998                            $19,387                   $18,589
Aug-1998                            $15,822                   $15,678
Sep-1998                            $16,269                   $16,563
Oct-1998                            $16,964                   $17,055
Nov-1998                            $17,862                   $17,518
Dec-1998                            $18,276                   $18,068
Jan-1999                            $18,565                   $17,657
Feb-1999                            $17,035                   $16,451
Mar-1999                            $16,710                   $16,317
Apr-1999                            $18,503                   $17,806
May-1999                            $19,368                   $18,353
Jun-1999                            $20,560                   $19,017
Jul-1999                            $20,463                   $18,567
Aug-1999                            $19,908                   $17,887
Sep-1999                            $19,379                   $17,529
Oct-1999                            $18,704                   $17,179
Nov-1999                            $19,570                   $17,268
Dec-1999                            $20,686                   $17,798
Jan-2000                            $20,539                   $17,334
Feb-2000                            $22,441                   $18,393
Mar-2000                            $22,522                   $18,479
Apr-2000                            $21,718                   $18,588
May-2000                            $20,821                   $18,304
Jun-2000                            $21,866                   $18,838
Jul-2000                            $21,853                   $19,466
Aug-2000                            $23,459                   $20,336
Sep-2000                            $23,030                   $20,220
Oct-2000                            $22,159                   $20,147
Nov-2000                            $20,954                   $19,736
Dec-2000                            $22,582                   $21,856
Jan-2001                            $24,919                   $22,459
Feb-2001                            $24,431                   $22,427
Mar-2001                            $23,840                   $22,069
Apr-2001                            $25,303                   $23,090
May-2001                            $26,872                   $23,684
Jun-2001                            $27,877                   $24,636
Jul-2001                            $27,420                   $24,084
Aug-2001                            $27,066                   $24,000
Sep-2001                            $23,117                   $21,350
Oct-2001                            $24,035                   $21,907
Nov-2001                            $25,915                   $23,483
Dec-2001                            $27,739                   $24,920
Jan-2002                            $28,161                   $25,251
Feb-2002                            $28,127                   $25,405
Mar-2002                            $30,906                   $27,308
Apr-2002                            $32,303                   $28,269
May-2002                            $31,308                   $27,334
Jun-2002                            $30,669                   $26,729
Jul-2002                            $25,885                   $22,757
Aug-2002                            $25,564                   $22,657
Sep-2002                            $23,710                   $21,040
Oct-2002                            $24,097                   $21,355
Nov-2002                            $26,152                   $23,059

         ANNUALIZED               ONE       FIVE         FROM
         TOTAL RETURN (%)         YEAR     YEARS    SEPTEMBER 1994
         ---------------------------------------------------------
                                  0.92      5.86        12.36

[SIDE NOTE]

- THE PORTFOLIO INVESTS IN THE U.S. SMALL CAP VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL AND MICRO CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/BOOK).

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Value Index is courtesy of Russell Analytic Services.
[END SIDE NOTE]

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

DOMESTIC EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

U.S. EQUITY MARKET REVIEW                           YEAR ENDED NOVEMBER 30, 2002

    The performance for the U.S. equity market for the period under review was attributable primarily to two factors: the behavior of large company stocks relative to small company stocks, and the behavior of growth stocks relative to value stocks. Company size is measured by market capitalization, and "value" status is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book values.

    Of the two factors, the value/growth distinction was the more significant during the year ended November 30, 2002. Value stocks experienced losses, while growth stocks turned in unusually weak results.

            % TOTAL RETURN YEAR ENDED NOVEMBER 30, 2002
            -------------------------------------------
                                                         TOTAL
INDEX                                                   RETURNS
-----                                               ---------------
Russell 3000 Value Index..........................           -9.03%
Russell 3000 Growth Index.........................          -22.53%

    To a lesser extent, results were also a function of company size: small company stocks outperformed large company stocks.

            % TOTAL RETURN YEAR ENDED NOVEMBER 30, 2002
            -------------------------------------------
                                                         TOTAL
INDEX                                                   RETURNS
-----                                               ---------------
Russell 2000 Index (small companies)..............          -10.60%
Russell 1000 Index (large companies)..............          -16.06%

    When the value and growth sectors are analyzed by size, the distinction in performance is even more clearly illustrated. Small value companies performed the best, while large growth stocks performed the worst:

            % TOTAL RETURN YEAR ENDED NOVEMBER 30, 2002
            -------------------------------------------
                                                         TOTAL
INDEX                                                   RETURNS
-----                                               ---------------
Russell 2000 Value Index (small value
  companies)......................................           -1.80%
Russell 1000 Value Index (large value
  companies)......................................           -9.61%
Russell 2000 Growth Index (small growth
  companies)......................................          -20.43%
Russell 1000 Growth Index (large growth
  companies)......................................          -22.68%

--------------
Source: Frank Russell Co.

    Differences in returns for the various Dimensional U.S. equity funds over this period were primarily attributable to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by Dimensional Fund Advisors Inc., the fund's investment adviser (the "Advisor"), generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in periods when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperforming these benchmarks.

U.S. SMALL CAP VALUE PORTFOLIO II

    The U.S. Small Cap Value Portfolio II seeks to capture the returns of U.S. small company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to closely track a specific equity index. As of November 30, 2002, the Master Fund held 2,081 stocks and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 2.0% of Fund assets.

    As a result of the Portfolio's diversified approach, performance was principally determined by broad structural trends in the securities markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2002, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth stocks. Total returns were -16.51% for the S&P 500-Registered Trademark- Index, -1.80% for the Russell 2000 Value Index, and -5.80% for the S&P/BARRA 600 Small Cap Value Index. Total return for the U.S. Small Cap Value Portfolio II over this period was 0.93%.

                       DIMENSIONAL INVESTMENT GROUP INC.
                       U.S. SMALL CAP VALUE PORTFOLIO II
                      STATEMENT OF ASSETS AND LIABILITIES
                               NOVEMBER 30, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. Small Cap Value Series of
  The DFA Investment Trust Company
  (11,609,156 Shares, Cost $178,515)++ at
  Value+..........................................  $  174,602
Receivable for Fund Shares Sold...................         571
Prepaid Expenses and Other Assets.................           8
                                                    ----------
    Total Assets..................................     175,181
                                                    ----------

LIABILITIES:
Payables:
  Investment Securities Purchased.................         571
  Due to Advisor..................................           1
Accrued Expenses and Other Liabilities............          21
                                                    ----------
    Total Liabilities.............................         593
                                                    ----------
NET ASSETS........................................  $  174,588
                                                    ==========

SHARES OUTSTANDING, $.01 PAR VALUE (Authorized
  200,000,000)....................................  11,238,525
                                                    ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................  $    15.53
                                                    ==========

NET ASSETS CONSIST OF:
Paid-in Capital...................................  $  185,200
Accumulated Net Investment Income (Loss)..........         912
Accumulated Net Realized Gain (Loss)..............      (7,611)
Unrealized Appreciation (Depreciation) from
  Investment Securities...........................      (3,913)
                                                    ----------
  Total Net Assets................................  $  174,588
                                                    ==========

--------------

  +  See Note B to Financial Statements.
 ++  The cost for federal income tax purposes is $191,726.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                       U.S. SMALL CAP VALUE PORTFOLIO II
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Income Distributions Received from The DFA
    Investment Trust Company......................    $     1,213
                                                      -----------
EXPENSES
  Administrative Services.........................             17
  Accounting & Transfer Agent Fees................              4
  Shareholder Services............................             64
  Legal Fees......................................              9
  Audit Fees......................................              2
  Filing Fees.....................................             24
  Shareholders' Reports...........................             20
  Directors' Fees.................................              1
  Other...........................................              1
                                                      -----------
      Total Expenses..............................            142
                                                      -----------
  NET INVESTMENT INCOME (LOSS)....................          1,071
                                                      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
  Capital Gain Distributions Received from The DFA
    Investment Trust Company......................         12,043
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................        (10,556)
  Change in Unrealized Appreciation (Depreciation)
    of
    Investment Securities.........................        (15,233)
                                                      -----------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES........        (13,746)
                                                      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................    $   (12,675)
                                                      ===========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                       U.S. SMALL CAP VALUE PORTFOLIO II
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                            YEAR      YEAR
                                           ENDED     ENDED
                                          NOV. 30,  NOV. 30,
                                            2002      2001
                                          --------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........  $  1,071  $    820
  Capital Gain Distributions Received
    from The DFA Investment Trust
    Company.............................    12,043    14,543
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................   (10,556)   (2,886)
  Change in Unrealized Appreciation
    (Depreciation) of
    Investment Securities...............   (15,233)    4,118
                                          --------  --------
        Net Increase (Decrease) in Net
          Assets Resulting from
          Operations....................   (12,675)   16,595
                                          --------  --------
Distributions From:
  Net Investment Income.................      (876)     (628)
  Net Short-Term Gains..................    (1,171)     (803)
  Net Long-Term Gains...................   (13,677)   (6,139)
                                          --------  --------
        Total Distributions.............   (15,724)   (7,570)
                                          --------  --------
Capital Share Transactions (1):
  Shares Issued.........................   123,272    50,478
  Shares Issued in Lieu of Cash
    Distributions.......................    15,724     7,570
  Shares Redeemed.......................   (59,897)  (20,178)
                                          --------  --------
        Net Increase (Decrease) from
          Capital Share Transactions....    79,099    37,870
                                          --------  --------
        Total Increase (Decrease).......    50,700    46,895
NET ASSETS
    Beginning of Period.................   123,888    76,993
                                          --------  --------
    End of Period.......................  $174,588  $123,888
                                          ========  ========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................     6,978     2,887
    Shares Issued in Lieu of Cash
      Distributions.....................       982       519
    Shares Redeemed.....................    (3,792)   (1,255)
                                          --------  --------
                                             4,168     2,151
                                          ========  ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                       U.S. SMALL CAP VALUE PORTFOLIO II
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                              YEAR         YEAR         YEAR         YEAR         YEAR
                              ENDED        ENDED        ENDED        ENDED        ENDED
                            NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2002         2001         2000         1999         1998
                           -----------  -----------  -----------  -----------  -----------
Net Asset Value,
  Beginning of Period....   $  17.52     $  15.65      $ 16.26      $ 16.73      $ 19.20
                            --------     --------      -------      -------      -------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)...............       0.10         0.12         0.13         0.10         0.12
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......       0.13         3.28         0.91         1.29        (1.84)
                            --------     --------      -------      -------      -------
Total from Investment
  Operations.............       0.23         3.40         1.04         1.39        (1.72)
                            --------     --------      -------      -------      -------
LESS DISTRIBUTIONS
  Net Investment
    Income...............      (0.12)       (0.13)       (0.11)       (0.09)       (0.11)
  Net Realized Gains.....      (2.10)       (1.40)       (1.54)       (1.77)       (0.64)
                            --------     --------      -------      -------      -------
Total Distributions......      (2.22)       (1.53)       (1.65)       (1.86)       (0.75)
                            --------     --------      -------      -------      -------
Net Asset Value, End of
  Period.................   $  15.53     $  17.52      $ 15.65      $ 16.26      $ 16.73
                            ========     ========      =======      =======      =======
Total Return.............       0.93%       23.65%        7.07%        9.60%       (9.19)%

Net Assets, End of Period
  (thousands)............   $174,588     $123,888      $76,993      $70,150      $85,074
Ratio of Expenses to
  Average Net Assets.....       0.33%        0.42%        0.42%        0.44%        0.45%
Ratio of Net Investment
  Income to Average Net
  Assets.................       0.61%        0.79%        0.76%        0.59%        0.59%
Portfolio Turnover
  Rate...................        N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate
  of Master Fund
  Series.................         30%          13%          32%          29%          23%

--------------

N/A  Refer to the Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios, of which U.S. Small Cap Value Portfolio II (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The U.S. Small Cap Value Series (the "Series" or the "Master Fund"), a corresponding series of The DFA Investment Trust Company. At November 30, 2002, the Portfolio owned 6% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2002, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $760.

    3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

    4. RECLASSIFICATION: Distributions of net gains on the Statement of Changes in Net Assets from the prior year have been reclassified to conform to the present year presentation.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2002, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor at an effective annual rate of 0.01 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    The Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.75% of average daily net assets. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At November 30, 2002, there are no previously waived fees subject to future reimbursement to the Advisor.

    In addition, until May 1, 2002, pursuant to an agreement with a Shareholder Service Agent, the Portfolio paid to such agent a fee at the effective annual rate of .10% of its average daily net assets for services provided to shareholders. Effective May 1, 2002, this fee is no longer charged to the Portfolio.

D. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from generally accepted accounting principles, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

    At November 30, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation.....................         --
Gross Unrealized Depreciation.....................  $ (17,124)
                                                    ---------
Net...............................................  $ (17,124)
                                                    =========

E. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Portfolio under the discretionary line of credit during the year ended November 30, 2002.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2003. There were no borrowings by the Portfolio under the line of credit with the international custodian bank during the year ended November 30, 2002.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF U.S. SMALL CAP VALUE PORTFOLIO II AND
BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Small Cap Value Portfolio II (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2003

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
THE U.S. SMALL CAP VALUE SERIES VS.
RUSSELL 2000 VALUE INDEX
APRIL 1993-NOVEMBER 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          THE U.S. SMALL CAP VALUE SERIES  RUSSELL 2000 VALUE INDEX
                                  $10,000                   $10,000
Apr-1993                           $9,788                    $9,760
May-1993                          $10,050                   $10,067
Jun-1993                          $10,060                   $10,162
Jul-1993                          $10,363                   $10,337
Aug-1993                          $10,706                   $10,741
Sep-1993                          $11,079                   $10,999
Oct-1993                          $11,452                   $11,251
Nov-1993                          $11,260                   $10,964
Dec-1993                          $11,486                   $11,286
Jan-1994                          $12,079                   $11,688
Feb-1994                          $12,049                   $11,654
Mar-1994                          $11,650                   $11,133
Apr-1994                          $11,731                   $11,242
May-1994                          $11,772                   $11,226
Jun-1994                          $11,558                   $10,936
Jul-1994                          $11,752                   $11,138
Aug-1994                          $12,161                   $11,576
Sep-1994                          $12,120                   $11,453
Oct-1994                          $11,947                   $11,243
Nov-1994                          $11,545                   $10,789
Dec-1994                          $11,664                   $11,113
Jan-1995                          $11,789                   $11,060
Feb-1995                          $12,205                   $11,469
Mar-1995                          $12,350                   $11,525
Apr-1995                          $12,787                   $11,867
May-1995                          $13,152                   $12,121
Jun-1995                          $13,673                   $12,536
Jul-1995                          $14,422                   $12,993
Aug-1995                          $14,879                   $13,379
Sep-1995                          $15,067                   $13,579
Oct-1995                          $14,339                   $13,037
Nov-1995                          $14,872                   $13,554
Dec-1995                          $15,133                   $13,974
Jan-1996                          $15,089                   $14,067
Feb-1996                          $15,415                   $14,288
Mar-1996                          $15,849                   $14,588
Apr-1996                          $16,675                   $14,986
May-1996                          $17,327                   $15,365
Jun-1996                          $16,968                   $15,184
Jul-1996                          $15,915                   $14,376
Aug-1996                          $16,644                   $15,000
Sep-1996                          $17,209                   $15,409
Oct-1996                          $17,340                   $15,588
Nov-1996                          $18,166                   $16,427
Dec-1996                          $18,569                   $16,961
Jan-1997                          $19,052                   $17,222
Feb-1997                          $19,052                   $17,385
Mar-1997                          $18,558                   $16,919
Apr-1997                          $18,478                   $17,168
May-1997                          $20,234                   $18,535
Jun-1997                          $21,509                   $19,473
Jul-1997                          $22,795                   $20,290
Aug-1997                          $23,611                   $20,613
Sep-1997                          $25,436                   $21,984
Oct-1997                          $24,541                   $21,386
Nov-1997                          $24,335                   $21,621
Dec-1997                          $24,359                   $22,354
Jan-1998                          $24,067                   $21,949
Feb-1998                          $25,888                   $23,277
Mar-1998                          $26,945                   $24,222
Apr-1998                          $27,481                   $24,341
May-1998                          $26,437                   $23,479
Jun-1998                          $25,913                   $23,346
Jul-1998                          $24,014                   $21,518
Aug-1998                          $19,593                   $18,148
Sep-1998                          $20,153                   $19,173
Oct-1998                          $21,020                   $19,743
Nov-1998                          $22,132                   $20,278
Dec-1998                          $22,652                   $20,915
Jan-1999                          $23,016                   $20,440
Feb-1999                          $21,118                   $19,044
Mar-1999                          $20,725                   $18,888
Apr-1999                          $22,947                   $20,612
May-1999                          $24,030                   $21,245
Jun-1999                          $25,505                   $22,014
Jul-1999                          $25,393                   $21,492
Aug-1999                          $24,705                   $20,706
Sep-1999                          $24,057                   $20,291
Oct-1999                          $23,227                   $19,886
Nov-1999                          $24,294                   $19,989
Dec-1999                          $25,698                   $20,603
Jan-2000                          $25,510                   $20,065
Feb-2000                          $27,880                   $21,291
Mar-2000                          $27,975                   $21,391
Apr-2000                          $26,985                   $21,517
May-2000                          $25,870                   $21,188
Jun-2000                          $27,174                   $21,807
Jul-2000                          $27,158                   $22,533
Aug-2000                          $29,167                   $23,540
Sep-2000                          $28,634                   $23,406
Oct-2000                          $27,565                   $23,322
Nov-2000                          $26,066                   $22,846
Dec-2000                          $28,099                   $25,300
Jan-2001                          $31,005                   $25,998
Feb-2001                          $30,403                   $25,961
Mar-2001                          $29,667                   $25,546
Apr-2001                          $31,489                   $26,729
May-2001                          $33,447                   $27,416
Jun-2001                          $34,708                   $28,518
Jul-2001                          $34,146                   $27,879
Aug-2001                          $33,699                   $27,781
Sep-2001                          $28,796                   $24,714
Oct-2001                          $29,939                   $25,359
Nov-2001                          $32,286                   $27,183
Dec-2001                          $34,562                   $28,846
Jan-2002                          $35,101                   $29,230
Feb-2002                          $35,059                   $29,408
Mar-2002                          $38,530                   $31,611
Apr-2002                          $40,276                   $32,724
May-2002                          $39,027                   $31,641
Jun-2002                          $38,231                   $30,941
Jul-2002                          $32,278                   $26,343
Aug-2002                          $31,868                   $26,228
Sep-2002                          $29,561                   $24,355
Oct-2002                          $30,058                   $24,720
Nov-2002                          $32,625                   $26,693

         ANNUALIZED               ONE       FIVE       FROM
         TOTAL RETURN (%)         YEAR     YEARS    APRIL 1993
         -----------------------------------------------------
                                  1.05      6.04      13.01

[SIDE NOTE]

- THE SERIES INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL AND MICRO CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/ BOOK).

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Value Index is courtesy of Russell Analytic Services.
[END SIDE NOTE]

--------------------------------------------------------------------------------

                        THE U.S. SMALL CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                           SHARES        VALUE+
                                           ------        ------
COMMON STOCKS -- (97.3%)
 1st Source Corp........................    124,700  $    2,045,080
 *24/7 Media, Inc.......................    139,700          46,799
 *3 Dimensional Pharmaceuticals, Inc....      6,400          29,600
 *3-D Systems Corp......................    106,200         884,115
 *3TEC Energy Corp......................    150,100       2,057,120
 AAR Corp...............................    543,350       2,988,425
 ABC Bancorp............................     20,280         265,364
 *Abgenix, Inc..........................    376,400       3,494,874
 Abington Bancorp, Inc..................     40,700         858,566
 *#Abiomed, Inc.........................     17,500          86,625
 *Ablest, Inc...........................     16,800         110,880
 Abrams Industries, Inc.................     10,000          41,150
 *Acceptance Insurance Companies,
   Inc..................................    271,200          20,476
 *Access Worldwide Communications,
   Inc..................................     10,300           5,510
 *Accrue Software, Inc..................     89,500           4,251
 Aceto Corp.............................     86,926       1,483,392
 *Aclara Biosciences, Inc...............    152,700         355,027
 *Acme Communications, Inc..............    222,100       1,679,076
 *Acme United Corp......................      8,700          31,276
 *Acorn Products, Inc...................      1,600           7,520
 *#ACT Teleconferencing, Inc............    115,000         157,550
 *Active Power, Inc.....................    677,900       1,386,305
 *#Actrade Financial Technologies,
   Ltd..................................     14,300          36,322
 Acuity Brands, Inc.....................     95,900       1,302,322
 Adams Resources & Energy, Inc..........      6,700          35,510
 *Adaptec, Inc..........................    102,100         687,643
 *ADE Corp..............................    154,300       1,272,975
 *Adept Technology, Inc.................    160,300          87,363
 *#Administaff, Inc.....................    455,200       3,095,360
 *Advance Lighting Technologies, Inc....     56,100          17,671
 *Advanced Digital Information Corp.....    141,800       1,055,701
 *Advanced Magnetics, Inc...............     90,400         447,480
 *Advanced Power Technology, Inc........     77,400         361,071
 Advanta Corp. Class A..................    198,879       1,864,491
 Advanta Corp. Class B Non-Voting.......    333,097       3,236,037
 *Advent Software, Inc..................     22,400         373,744
 *Aehr Test Systems.....................     89,200         263,140
 *AEP Industries, Inc...................     49,450         603,784
 *Aerovox, Inc..........................     80,600             161
 *Aether Systems, Inc...................    689,800       2,403,953
 *Aetrium, Inc..........................    140,800         167,552
 *AG Services America, Inc..............      9,600          79,200
 *Agco Corp.............................    492,400      11,886,536
 *Agile Software Corp...................    133,300       1,197,034
 *AHL Services, Inc.....................    255,400         113,653
 *AHT Corp..............................    164,200              90
 *Air Methods Corp......................     98,400         521,028
 Airborne, Inc..........................    847,300      12,141,809
 *Airgas, Inc...........................    482,000       8,102,420
 *Airnet Communications Corp............      4,000           3,040
 *Airnet Systems, Inc...................    200,900       1,010,527
 *AK Steel Holding Corp.................    821,141       6,651,242
 *#Akamai Technologies, Inc.............    823,500       1,688,175
 Alamo Group, Inc.......................    128,700       1,531,530
 *Alaska Air Group, Inc.................    515,000      10,902,550
                                           SHARES        VALUE+
                                           ------        ------
 *Alaska Communications Systems Group,
   Inc..................................    259,300  $      505,635
 *Aldila, Inc...........................     78,966         126,346
 Alexander & Baldwin, Inc...............    641,504      15,816,281
 *Alexion Pharmaceuticals, Inc..........    205,800       3,613,848
 Alico, Inc.............................     48,600       1,194,831
 *All American Semiconductor, Inc.......     29,260          73,881
 Allegheny Teledyne, Inc................    185,400       1,325,610
 Allegiant Bancorp, Inc.................     30,800         532,224
 Allen Organ Co. Class B................      5,000         198,875
 *Allen Telecom, Inc....................    524,500       5,008,975
 *Alliance Semiconductor Corp...........    700,900       3,073,446
 *Allied Healthcare International,
   Inc..................................    228,600         982,980
 *Allied Healthcare Products, Inc.......    124,200         373,221
 *Allied Holdings, Inc..................    111,535         362,489
 *Allied Motion Technologies, Inc.......     45,300          99,660
 *Allied Research Corp..................     63,900       1,028,790
 *Allmerica Financial Corp..............    104,500       1,148,455
 *Allou Health & Beauty Care, Inc.
   Class A..............................     97,500         263,250
 *Alloy Online, Inc.....................    101,300       1,203,950
 *Allscripts Healthcare Solutions,
   Inc..................................    444,700       1,302,971
 *Almost Family, Inc....................     13,700          73,089
 *Alpha Technologies Group, Inc.........     82,112         111,262
 *Alphanet Solutions, Inc...............     92,400         147,840
 Alpharma, Inc. Class A.................    630,300       8,477,535
 *#Alterra Healthcare Corp..............    403,700          72,666
 *Ambassadors Group, Inc................     40,500         547,155
 *Ambassadors, Inc......................    159,300       1,385,113
 *AMC Entertainment, Inc................    225,700       2,223,145
 *Amcast Industrial Corp................    149,800         307,090
 Amcol International Corp...............     47,300         283,327
 *#Amerco, Inc..........................    283,500       1,302,682
 *America West Holdings Corp.
   Class B..............................    735,900       1,611,621
 *American Aircarriers Support, Inc.....     83,100               8
 American Biltrite, Inc.................     45,600         403,560
 #American Business Financial Services,
   Inc..................................     39,259         395,142
 #American Capital Strategies, Ltd......     22,400         464,240
 *#American Classic Voyages Co..........    302,500              30
 *American Ecology Corp.................     48,100         128,427
 American Financial Holdings, Inc.......     27,794         817,144
 *American Greetings Corp. Class A......    927,800      15,095,306
 *American Indemnity Financial Escrow...     14,200          14,200
 *American Independence Corp............     42,700         115,290
 *American Medical Electronics, Inc.
   (Escrow-Bonus).......................     20,800               0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)....................     20,800               0
 *American Medical Security Group,
   Inc..................................    304,000       3,492,960
 *American Pacific Corp.................    104,300         912,625
 *American Physicians Capital, Inc......    161,200       2,987,842
 *American Physicians Services Group,
   Inc..................................     36,300         145,563
 *American Retirement Corp..............    279,800         461,670
 American Shared Hospital Services......      2,100           9,135
 *American Software, Inc. Class A.......    261,950         749,177

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *American Superconductor Corp..........    391,200  $    1,400,496
 *American Technical Ceramics Corp......     83,100         432,120
 *#American Tower Corp..................    645,600       2,556,576
 American Vanguard Corp.................     11,357         264,050
 Americana Bancorp, Inc.................     26,030         296,742
 *America's Car-Mart, Inc...............     70,500         869,970
 *#Americredit Corp.....................    104,200         866,944
 *#Ameripath, Inc.......................    331,100       5,597,245
 AmeriServe Financial, Inc..............    255,849         781,619
 Ameron International Corp..............     58,700       3,346,487
 AmerUs Group Co........................    249,885       8,008,814
 *#Ames Department Stores, Inc..........    398,000             497
 *Amistar Corp..........................     42,300          30,667
 *Amkor Technology, Inc.................     80,000         581,200
 Ampco-Pittsburgh Corp..................    200,000       2,538,000
 *AMR Corp..............................    124,700         965,178
 *Amrep Corp............................     96,692         733,892
 *Amresco, Inc..........................    136,700              55
 *Amtech Systems, Inc...................      6,000          22,860
 *Amwest Insurance Group, Inc...........     67,290             370
 *Anadigics, Inc........................    215,827         838,488
 *Analysts International Corp...........    189,710         435,384
 *Analytical Surveys, Inc...............        830             896
 *Anaren Microwave, Inc.................    123,961       1,431,750
 Anchor Bancorp Wisconsin, Inc..........     74,498       1,511,937
 Andersons, Inc.........................     96,700       1,157,982
 *Andrew Corp...........................    111,900       1,260,553
 Angelica Corp..........................     81,800       1,848,680
 *Angelo & Maxie's, Inc.................     25,350          93,795
 *AnswerThink Consulting Group, Inc.....     86,100         228,595
 *Antigenics, Inc.......................      1,900          23,218
 *APA Optics, Inc.......................    157,400         277,024
 Apogee Enterprises, Inc................    390,500       3,633,602
 *Applica, Inc..........................    390,700       1,937,872
 *Applied Extrusion Technologies, Inc...    229,200         608,526
 *Applied Films Corp....................     67,070       1,361,521
 *Applied Graphics Technologies, Inc....    112,300          76,364
 Applied Industrial Technologies, Inc...    470,000       8,460,000
 *Applied Innovation, Inc...............     51,000         180,285
 *Applied Micro Circuits Corp...........     16,500          75,322
 *Applied Microsystems Corp.............     89,700          21,079
 *Applied Molecular Evolution, Inc......     13,700          28,016
 *Applied Signal Technologies, Inc......    128,800       1,372,364
 *Apropos Technology, Inc...............     10,200          16,269
 *Aradigm Corp..........................      4,300           8,428
 *Arch Capital Group, Ltd...............     74,600       2,254,412
 Arch Chemicals, Inc....................    378,600       7,715,868
 Arch Coal, Inc.........................     99,257       1,986,133
 Arctic Cat, Inc........................     37,100         572,453
 *Arena Pharmaceuticals, Inc............    484,300       3,227,859
 Argonaut Group, Inc....................    337,585       5,538,082
 *Argonaut Technologoes, Inc............      8,200           7,667
 *Ariba, Inc............................    956,800       4,004,208
 *Ark Restaurants Corp..................     21,300         147,502
 *Arkansas Best Corp....................     98,300       2,879,207
 *Arlington Hospitality, Inc............     70,000         209,300
 *Armor Holdings, Inc...................      3,300          47,256
 *#Armstrong Holdings, Inc..............    421,700         259,345
 *Arqule, Inc...........................    249,100       1,468,444
 *Arris Group, Inc......................  1,249,300       4,191,401
 *Arrow Electronics, Inc................     38,500         621,005
 Arrow Financial Corp...................      1,712          53,649
                                           SHARES        VALUE+
                                           ------        ------
 *Art Technology Group, Inc.............     52,300  $       89,956
 *Artesyn Technologies, Inc.............    410,300       1,684,281
 *Asante Technologies, Inc..............     82,600           5,162
 ASB Financial Corp.....................     14,600         207,831
 *Ascent Assurance, Inc.................        222             161
 *Ascential Software Corp...............  1,547,500       4,634,762
 *Ashworth, Inc.........................    240,200       1,250,241
 *Aspect Communications Corp............    610,400       1,925,812
 *Aspect Medical Systems, Inc...........        400           1,926
 *#Aspen Technology, Inc................    115,200         399,168
 *Astea International, Inc..............     66,000          45,210
 *Astec Industries, Inc.................    138,400       1,417,216
 Astro-Med, Inc.........................     56,575         203,670
 *Astronics Corp........................     19,687         128,064
 *Astronics Corp. Class B...............      7,756          54,292
 *#AstroPower, Inc......................     39,700         347,375
 *Asyst Technologies, Inc...............     24,600         206,394
 *ATA Holdings Corp.....................    191,300       1,253,015
 *#Atchison Casting Corp................     90,900          38,632
 *Athey Products Corp...................     17,140             780
 Atlanta Sosnoff Capital Corp...........     84,600         837,540
 *Atlantic American Corp................     42,900          70,356
 *Atlantis Plastics, Inc................     60,800         282,720
 *Atlas Air, Inc........................    653,600       1,712,432
 *ATP Oil & Gas Corp....................    102,300         424,033
 *Atrion Corp...........................     36,150         782,828
 *ATS Medical, Inc......................     13,800          11,799
 *Audio Visual Services Corp............    430,200              43
 *Audiovox Corp. Class A................    360,800       3,925,504
 *August Technology Corp................     33,900         229,503
 *Ault, Inc.............................     93,300         224,386
 *Aurora Foods, Inc.....................    859,129         532,660
 *Auspex Systems, Inc...................    104,700          61,773
 *autobytel.com, Inc....................     27,000          81,000
 *Avalon Holding Corp. Class A..........     25,112          55,498
 *Avanex Corp...........................    405,100         680,568
 *Avatar Holdings, Inc..................     75,500       1,849,750
 *Avenue A, Inc.........................      2,600           9,035
 *Aviall, Inc...........................    357,800       2,919,648
 *Avid Technology, Inc..................    307,200       6,030,336
 *Avigen, Inc...........................    366,900       2,960,883
 *Avteam, Inc. Class A..................    175,500             395
 *Aware, Inc............................    417,200       1,174,418
 *Axcelis Technologies, Inc.............     24,900         203,433
 *Axeda Systems, Inc....................     55,900          43,322
 *Axsys Technologies, Inc...............     62,200         468,677
 *AXT, Inc..............................    307,200         814,080
 *Aztar Corp............................    444,600       6,299,982
 *AZZ, Inc..............................     53,400         680,850
 Badger Meter, Inc......................     21,200         651,900
 *Badger Paper Mills, Inc...............     10,400          73,320
 Bairnco Corp...........................    114,700         613,645
 *Baker (Michael) Corp..................     80,800         790,224
 Baldwin & Lyons, Inc. Class B..........     66,500       1,591,345
 *Baldwin Technology, Inc. Class A......    219,700         186,745
 *Ballantyne Omaha, Inc.................     32,200          18,998
 *#Bally Total Fitness Holding Corp.....    353,600       3,164,720
 *Baltek Corp...........................      8,100          67,351
 *Bancinsurance Corp....................     76,470         360,556
 Bandag, Inc............................    132,000       5,377,680
 Bandag, Inc. Class A...................    155,900       5,627,990
 *Bank United Financial Corp. Class A..     315,200       4,923,424

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 BankAtlantic Bancorp, Inc. Class A.....    168,883  $    1,582,434
 Banner Corp............................    269,401       5,386,673
 *Barrett Business Services, Inc........     84,800         308,248
 *Barry (R.G.) Corp.....................    154,464         725,981
 Bassett Furniture Industries, Inc......    206,150       2,771,687
 *Bay View Capital Corp.................    985,442       5,735,272
 *Bayou Steel Corp. Class A.............    169,900          28,883
 *BCT International, Inc................     11,100           9,213
 *Be Aerospace, Inc.....................        725           2,744
 *Beard Co..............................     22,500          13,500
 *Beazer Homes USA, Inc.................     66,700       4,253,459
 *Bel Fuse, Inc. Class A................     13,000         215,800
 Bel Fuse, Inc. Class B.................     65,600       1,220,816
 Belden, Inc............................    224,500       3,771,600
 *Bell Industries, Inc..................    161,863         250,888
 *Bell Microproducts, Inc...............    268,200       2,000,772
 *Benchmark Electronics, Inc............    111,500       3,468,765
 *#Bethlehem Steel Corp.................  1,477,500         302,887
 *Beverly Enterprises...................  1,912,800       6,235,728
 *BF Enterprises, Inc...................      2,300          20,412
 *BHA Group Holdings, Inc. Class A......     19,200         318,720
 *Big 4 Ranch, Inc......................     73,300               0
 *Big Lots, Inc.........................      3,600          45,720
 *Bioanalytical Systems, Inc............     17,100          57,712
 *Biocryst Pharmaceuticals, Inc.........     36,000          38,700
 *Bionx Implants, Inc...................    175,000         512,750
 *Biosource International, Inc..........    128,400         744,720
 *Birmingham Steel Corp.................     66,200          29,790
 Blair Corp.............................    131,300       3,314,012
 *Blonder Tongue Laboratories, Inc......     22,600          50,850
 *Bluegreen Corp........................    364,798       1,386,232
 BMC Industries, Inc....................    437,000         808,450
 *BNS Co. Class A.......................     46,855         126,508
 Bob Evans Farms, Inc...................    122,800       2,999,390
 *Boca Resorts, Inc.....................    692,100       7,993,755
 *Bogen Communications International,
   Inc..................................     44,700         196,903
 *Bolt Technology Corp..................     13,700          47,265
 *Bombay Co., Inc.......................    718,040       3,044,490
 *Bon-Ton Stores, Inc...................    211,300         873,725
 *Books-a-Million, Inc..................    313,700         825,031
 Borg-Warner, Inc.......................     33,300       1,715,616
 *Boston Biomedical, Inc................     56,300         150,602
 *Boston Communications Group, Inc......    124,300       1,680,536
 Bostonfed Bancorp, Inc.................     52,160       1,538,720
 *Bottomline Technologies, Inc..........     99,800         575,846
 Bowl America, Inc. Class A.............     54,022         648,264
 Bowne & Co., Inc.......................    648,732       6,876,559
 *Brass Eagle, Inc......................    131,400       1,155,006
 *Braun Consulting, Inc.................    198,200         226,939
 *Brigham Exploration Co................     45,700         181,886
 *Brightpoint, Inc......................     30,242         188,861
 *BrightStar Information Technology
   Group, Inc...........................    106,200           1,858
 *Broadwing, Inc........................    123,800         500,152
 *Brooks-PRI Automation Inc.............    228,976       3,304,124
 *Brookstone, Inc.......................    130,300       1,974,696
 *Brooktrout, Inc.......................    203,900       1,015,422
 *Brown (Tom), Inc......................    227,200       5,532,320
 Brown Shoe Company, Inc................    265,200       6,391,320
 *Bruker Daltonics, Inc.................        800           4,440
 *Brush Engineered Materials, Inc.......    271,209       1,640,814
                                           SHARES        VALUE+
                                           ------        ------
 BSB Bancorp, Inc.......................    157,631  $    3,520,688
 *BSQUARE Corp..........................    145,600         195,832
 *BTU International, Inc................     91,000         232,050
 *Buca, Inc.............................    269,000       2,523,220
 *Buckeye Technology, Inc...............    409,600       2,756,608
 *Buckhead America Corp.................     15,700              78
 *Building Materials Holding Corp.......    252,300       3,382,081
 *Bull Run Corp.........................     85,600          47,936
 Burlington Coat Factory Warehouse
   Corp.................................    645,040      13,332,977
 Bush Industries, Inc. Class A..........    179,300       1,235,377
 *Butler International, Inc.............     90,200          33,825
 Butler Manufacturing Co................     95,600       1,821,180
 *BWAY Corp.............................    151,100       2,966,093
 *C-COR.Net Corp........................    101,100         405,916
 *Cable Design Techologies Corp.........    218,500       1,769,850
 Cabot Oil & Gas Corp. Class A..........    276,500       6,387,150
 Cadmus Communications Corp.............    120,300       1,269,165
 Calgon Carbon Corp.....................    651,700       3,245,466
 *Caliber Learning Network, Inc.........    267,100             481
 *Calico Commerce, Inc..................     28,500           7,552
 *California Amplifier, Inc.............        800           4,484
 *California Coastal Communities, Inc...     71,400         393,771
 California First National Bancorp......     80,600       1,049,815
 *Caliper Technologies Corp.............    443,000       1,552,715
 *Callon Petroleum Corp.................    213,800       1,255,006
 Cal-Maine Foods, Inc...................    134,400         395,136
 Camco Financial Corp...................     19,083         269,929
 *Caminus Corp..........................     17,800          39,783
 *Candela Laser Corp....................     74,300         480,721
 *Cannon Express, Inc. Class A..........      4,800           2,112
 *Cannondale Corp.......................    136,900         206,719
 *Canterbury Information Technology,
   Inc..................................      5,900           2,212
 *Capital Corp. of the West.............      6,174         120,887
 *Capital Crossing Bank.................     75,100       1,817,044
 *Capital Pacific Holdings, Inc.........    181,500         578,985
 *Capital Senior Living Corp............    357,200         946,580
 *Capital Trust, Inc....................    129,500         582,750
 Capitol Bancorp, Ltd...................      9,772         198,860
 *Caprius, Inc..........................      1,439             122
 *Capstone Turbine Corp.................     24,200          28,556
 *Captaris, Inc.........................    315,307         750,431
 *Captiva Software Corp.................     83,200         124,800
 Caraustar Industries, Inc..............    432,600       4,025,343
 *Carbide/Graphite Group, Inc...........    159,700           1,597
 *Carecentric, Inc......................     29,400           9,261
 *Career Blazers, Inc. Trust Units......      9,540               0
 *#CarMax, Inc..........................    182,300       3,591,310
 Carpenter Technology Corp..............    479,900       6,589,027
 *Carreker Corp.........................     35,100         222,007
 *Carriage Services, Inc. Class A.......    257,100       1,144,095
 *Carrier Access Corp...................     69,000          39,675
 *Carrington Laboratories, Inc..........    121,900         127,995
 *Carrizo Oil & Gas, Inc................     25,600         116,992
 Cascade Corp...........................    109,450       1,532,300
 *Casella Waste Systems, Inc. Class A..     355,100       2,595,781
 Casey's General Stores, Inc............     94,700       1,151,552
 Cash America International, Inc........    397,800       3,592,134
 *Castle (A.M.) & Co....................    217,730       1,143,082
 Castle Energy Corp.....................    142,700         610,756
 *Casual Male Corp......................    254,318              25

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Casual Male Retail Group, Inc.........    189,800  $      751,608
 *Catalina Lighting, Inc................     22,040         211,033
 *Catalytica Energy Systems, Inc........    145,300         411,199
 *Cavalier Homes, Inc...................    352,281         824,338
 *CCA Industries, Inc...................     40,800          70,176
 CCBT Financial Companies, Inc..........      7,000         186,130
 *CDI Corp..............................     95,700       2,752,332
 *Celadon Group, Inc....................    118,000       1,217,170
 *Celebrity, Inc........................     26,325          28,563
 *Celeritek, Inc........................    223,274       1,511,565
 *Cell Genesys, Inc.....................    137,600       1,796,368
 *CellStar Corp.........................     47,500         222,537
 Centex Construction Products, Inc......     13,900         501,651
 *Centillium Communications, Inc........     17,400          50,373
 Central Bancorp, Inc...................     23,700         714,673
 *Central Garden & Pet Co...............    368,300       7,052,945
 Central Parking Corp...................    232,100       4,500,419
 Century Aluminum Co....................    373,400       2,863,978
 *Century Business Services, Inc........    863,640       2,811,148
 *Ceradyne, Inc.........................     95,000         608,475
 *Ceres Group, Inc......................     89,700         154,284
 CFS Bancorp, Inc.......................    169,900       2,449,108
 *CGI Group, Inc........................     26,376         133,199
 CH Energy Group, Inc...................        100           4,800
 *Champion Enterprises, Inc.............    893,900       3,262,735
 Champion Industries, Inc...............    104,200         279,256
 *Championship Auto Racing Teams,
   Inc..................................     66,800         285,236
 *Champps Entertainment, Inc............     98,700       1,099,518
 *Channell Commercial Corp..............     17,600          81,840
 *Charming Shoppes, Inc.................  1,915,600       9,089,522
 *Chart Industries, Inc.................      2,600           1,638
 *#Charter Communications, Inc..........     73,800         150,921
 *Checkers Drive-In Restaurant, Inc.....    113,321         862,373
 *#CheckFree Corp.......................    137,600       2,696,272
 *Checkpoint System, Inc................    537,300       5,851,197
 Chemed Corp............................    109,500       4,029,600
 Chesapeake Corp........................    281,100       5,284,680
 Chesapeake Energy Corp.................    705,300       4,887,729
 Chester Valley Bancorp.................      1,516          30,017
 Chicago Rivet & Machine Co.............     10,800         254,880
 *#Childtime Learning Centers, Inc......     43,500          61,987
 *Chromcraft Revington, Inc.............     17,700         230,985
 *Chronimed, Inc........................    187,700       1,122,446
 *#Chyron Corp..........................     89,500          26,850
 *Ciber, Inc............................    269,600       1,617,600
 *CIENA Corp............................      9,500          63,222
 *Cima Laboratories, Inc................      4,300         114,380
 *Cimarex Energy Co.....................    167,492       2,532,479
 *Ciphergen Biosystems, Inc.............     35,100         122,323
 *Ciprico, Inc..........................     70,900         266,229
 CIRCOR International, Inc..............    199,800       3,082,914
 *Circuit Systems, Inc..................     44,900           2,020
 *Cirrus Logic, Inc.....................    161,500         972,230
 Citizens Banking Corp..................     26,850         697,563
 *Citizens, Inc. Class A................     94,402         783,537
 *CKE Restaurants, Inc..................    943,600       4,699,128
 *Clark/Bardes Holdings, Inc............     10,000         182,500
 *Clarus Corp...........................    251,300       1,422,358
 Classic Vacation Group, Inc............    169,000          36,335
 *Clayton Williams Energy, Inc..........    122,500       1,343,825
 *Clean Harbors, Inc....................     90,100       1,315,009
                                           SHARES        VALUE+
                                           ------        ------
 *Cleveland Cliffs, Inc.................    191,300  $    3,969,475
 CNA Surety Corp........................    117,100         933,287
 *CNET Networks, Inc....................    276,900         852,852
 *CNS, Inc..............................    210,100       1,348,842
 Coachmen Industries, Inc...............    272,600       4,347,970
 *Coast Dental Services, Inc............     48,533         144,143
 *Coast Distribution System.............     90,200         184,910
 Coastal Bancorp, Inc...................    116,800       3,619,632
 *Coastcast Corp........................    101,900         207,876
 *Cobalt Corp...........................    245,800       2,986,470
 *Cobra Electronic Corp.................     84,100         530,250
 *#Coeur d'Alene Mines Corp.............    384,800         573,352
 *Cogent Communications Group, Inc......     11,754          16,338
 *Cognitronics Corp.....................      7,700          19,635
 *Coherent, Inc.........................    288,600       6,152,952
 *Cohesion Technologies, Inc............    168,900         649,420
 *Cold Metal Products, Inc..............     63,000          25,515
 *Cole National Corp. Class A...........    206,900       2,255,210
 *Collins & Aikman Corp.................     30,400         124,640
 Collins Industries, Inc................     30,500         136,030
 *Colorado Medtech, Inc.................     99,300         203,565
 *Columbia Banking System, Inc..........    140,099       1,878,728
 *Columbus McKinnon Corp................    208,500         978,907
 *Com21, Inc............................     30,300          14,847
 *Comarco, Inc..........................    128,600       1,071,881
 *Comdial Corp..........................    150,100          27,768
 *Comforce Corp.........................     64,100          52,882
 *Comfort Systems USA, Inc..............    572,300       1,802,745
 Commercial Bancshares, Inc.............     27,834         870,091
 Commercial Metals Co...................    534,466       8,979,029
 Commercial National Financial Corp.....     12,500         271,437
 Commonwealth Industries, Inc...........    362,700       2,341,228
 *Commscope, Inc........................    311,800       2,806,200
 *Communications Systems, Inc...........     16,800         125,160
 Community Bank System, Inc.............     52,500       1,680,525
 Community Trust Bancorp, Inc...........     90,647       2,674,107
 *Community West Bancshares.............     11,000          50,930
 *Compucom Systems, Inc.................    746,700       4,976,755
 *CompuCredit Corp......................    767,050       5,515,089
 *Computer Access Technology Corp.......    216,200         449,696
 *Computer Horizons Corp................    506,891       1,784,256
 *#Computer Learning Centers, Inc.......     43,300              39
 *#Computer Motion, Inc.................     27,800          27,661
 *Computer Network Technology Corp......    160,677       1,492,689
 *Computer Task Group, Inc..............    104,600         376,560
 CompX International, Inc...............     37,300         312,574
 *Comshare, Inc.........................    123,750         243,169
 *Comstock Resources, Inc...............    516,400       4,358,416
 *Comtech Telecommunications Corp.......     37,500         360,187
 *Concerto Software, Inc................     29,200         185,566
 *Concord Camera Corp...................    370,600       2,232,865
 *Cone Mills Corp.......................    555,000       1,165,500
 *Congoleum Corp. Class A...............     97,400          68,180
 *Conmed Corp...........................    130,441       2,488,162
 *Consolidated Freightways Corp.........    129,100           2,453
 *Consolidated Graphics, Inc............    224,600       4,604,300
 *Continental Airlines, Inc.............    675,800       6,352,520
 *Continental Materials Corp............      4,600         119,600
 *Convera Corp..........................     37,600         117,876
 *#Cooker Restaurant Corp...............    135,000           2,362
 Cooper Tire & Rubber Co................    526,900       8,377,710
 Cooperative Bankshares, Inc............     20,800         332,800

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *CoorsTek, Inc.........................     36,900  $      843,718
 *Copper Mountain Networks, Inc.........      7,580          29,827
 *Core Molding Technologies, Inc........        500             600
 *Corixa Corp...........................    176,100       1,264,398
 Corn Products International, Inc.......    376,900      11,182,623
 *Cornell Companies, Inc................    196,800       1,816,464
 *Correctional Services Corp............    135,800         326,599
 *Corrections Corporation of America....    243,200       4,353,280
 *Corrpro Companies, Inc................    109,675          63,611
 Corus Bankshares, Inc..................     24,900       1,124,484
 *Corvas International, Inc.............     60,500         100,430
 *Cost-U-Less, Inc......................     35,000          44,100
 Cotton States Life Insurance Co........      8,300          80,427
 Courier Corp...........................     10,200         466,905
 *Covansys Corp.........................     39,500         154,642
 *#Covanta Energy Corp..................    413,696           3,930
 *Covenant Transport, Inc. Class A......    246,800       4,365,892
 *Cover-All Technologies, Inc...........     31,901          10,846
 Covest Bancshares, Inc.................     48,825       1,287,515
 CPAC, Inc..............................     81,600         430,848
 CPB, Inc...............................    179,800       4,756,609
 CPI Corp...............................     72,700         930,560
 *Credence Systems Corp.................    423,960       4,583,008
 *Credit Acceptance Corp................    741,300       5,930,400
 *Criticare Systems, Inc................     91,000         319,410
 Crompton Corp..........................    118,400         835,904
 *Cross (A.T.) Co. Class A..............    234,300       1,405,800
 *Cross Media Marketing Corp............      2,922           1,899
 *Crossroads Systems, Inc...............     22,000          21,230
 *Crown Castle International Corp.......  1,187,400       4,702,104
 *Crown Cork & Seal Co., Inc............  1,498,800      12,949,632
 *Crown Crafts, Inc.....................    168,700          79,289
 *Crown Media Holdings, Inc.............    209,424         959,162
 *Crown-Andersen, Inc...................     22,900          82,669
 *#Cryolife, Inc........................     83,300         455,651
 *CSK Auto Corp.........................    189,000       2,360,610
 *CSP, Inc..............................     40,800         109,752
 *CSS Industries, Inc...................    179,800       6,275,020
 CTS Corp...............................    177,800       1,418,844
 Cubic Corp.............................     32,750         555,112
 *Culp, Inc.............................    205,618       1,830,000
 #Cummins Engine Co., Inc...............     96,300       3,027,672
 *Cumulus Media, Inc. Class A...........    344,500       5,710,087
 *CuraGen Corp..........................    384,300       2,056,005
 *Curis, Inc............................         20              22
 Curtiss-Wright Corp....................     86,300       5,307,450
 *Cutter & Buck, Inc....................    143,400         612,318
 *Cyberoptics Corp......................     37,200         265,794
 *Cybersource Corp......................    158,500         397,042
 *Cybex International, Inc..............    114,200         154,170
 *Cylink Corp...........................     14,700          20,212
 *Cypress Semiconductor Corp............    189,000       1,632,960
 *Cysive, Inc...........................    452,800       1,220,296
 *Cytrx Corp............................      2,800             812
 D & K Healthcare Resources, Inc........    113,300       1,045,192
 *D A Consulting Group, Inc.............    118,400          34,336
 *Dairy Mart Convenience Stores, Inc....      9,000             405
 *Daisytek International Corp...........    206,437       1,705,170
 *Dan River, Inc. Class A...............    452,200         813,960
 *Danielson Holding Corp................     74,300         144,885
 *Data I/O Corp.........................     86,400         110,160
 *Data Systems & Software, Inc..........     91,400         163,606
                                           SHARES        VALUE+
                                           ------        ------
 *Datakey, Inc..........................      6,700  $       11,792
 *Datalink Corp.........................    184,900         593,529
 *Dataram Corp..........................     37,210         150,887
 *DataTRAK International, Inc...........     59,200          71,928
 *Dave and Busters, Inc.................    182,140       1,433,442
 *Dawson Geophysical Co.................     72,400         375,394
 *Daxor Corp............................     51,900         807,045
 Deb Shops, Inc.........................     60,900       1,265,197
 *Deckers Outdoor Corp..................    123,800         482,201
 *Decora Industries, Inc................      4,200              29
 Decorator Industries, Inc..............     22,132         117,078
 *Del Global Technologies Corp..........     70,017         159,289
 *Delphax Technologies, Inc.............     70,700         213,514
 Delphi Financial Group, Inc. Class A..     159,333       6,094,487
 Delta Air Lines, Inc...................     30,400         410,400
 Delta Apparel, Inc.....................    104,000       1,534,000
 *Delta Financial Corp..................    144,900         166,635
 Delta Natural Gas Co., Inc.............     27,300         561,015
 *Delta Woodside Industries, Inc........    130,000         643,500
 Deltic Timber Corp.....................    107,400       2,846,100
 *Denali, Inc...........................     69,500           5,907
 *Denbury Resources, Inc................     53,700         554,721
 *Dendreon Corp.........................     29,500         119,475
 *Department 56, Inc....................    124,800       1,531,296
 *Detrex Corp...........................     12,800          44,800
 *Devcon International Corp.............     52,400         348,984
 *DiamondCluster International, Inc.....    315,600       1,134,582
 *Diedrich Coffee, Inc..................         13              58
 *Digi International, Inc...............    340,500       1,035,120
 *Digimarc Corp.........................     11,000         174,955
 *DigitalThink Inc......................    105,100         213,878
 *Digitas, Inc..........................     48,766         154,588
 Dimon, Inc.............................    890,500       5,432,050
 *Diodes, Inc...........................     49,650         534,482
 *Discovery Partners International......    210,779         674,493
 *Ditech Communications Corp............    422,100       1,013,040
 *Diversified Corporate Resources,
   Inc..................................      3,700           1,036
 *divine, Inc. Class A..................     50,353          88,370
 *Dixie Group, Inc......................    185,919         739,958
 *Dixon Ticonderoga Co..................     30,150          55,024
 *Dollar Thrifty Automotive Group,
   Inc..................................    468,000       9,865,440
 *Dominion Homes, Inc...................     76,400       1,281,228
 Donegal Group, Inc. Class A............     62,496         752,139
 Donegal Group, Inc. Class B............     35,448         371,318
 *DoubleClick, Inc......................    132,200         945,230
 Dover Motorsports, Inc.................     88,300         335,540
 Downey Financial Corp..................     23,413         925,048
 DQE, Inc...............................      1,600          23,520
 *#Dress Barn, Inc......................    342,146       4,755,829
 *Drugstore.com, Inc....................    211,400         441,826
 *DT Industries, Inc....................    214,200         535,500
 *Duane Reade, Inc......................    103,900       1,973,061
 *Duckwall-Alco Stores, Inc.............    103,200       1,202,280
 *Ducommun, Inc.........................     50,900         707,510
 *DuPont Photomasks, Inc................    246,500       6,851,467
 *Dura Automotive Systems, Inc..........    311,763       3,031,895
 *DUSA Pharmaceuticals, Inc.............    220,200         402,966
 *DVI, Inc..............................    232,700       2,057,068
 *Dwyer Group, Inc......................      9,200          36,294
 *Dyax Corp.............................    318,600         648,351
 *Dycom Industries, Inc.................    307,932       4,652,853
 *E Com Ventures, Inc...................      6,750          27,169

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *E Trade Group, Inc....................     80,100  $      454,968
 *E-Z-EM, Inc...........................     45,943         413,487
 *E.piphany, Inc........................    386,300       1,923,774
 *Eagle Food Centers, Inc...............     31,075          17,247
 *EarthLink, Inc........................    446,600       2,782,318
 Eastern Co.............................     29,400         329,280
 *#EasyLink Services Corp...............        640             547
 *eBenX, Inc............................    328,600       1,519,775
 eBT International, Inc.................    270,800          27,080
 *ECC International Corp................    103,900         413,522
 Ecology & Environment, Inc. Class A....     28,100         244,470
 Edelbrock Corp.........................     93,940         992,006
 *#Eden Bioscience Corp.................     83,100         136,699
 *Edge Petroleum Corp...................    133,800         456,927
 *Edgewater Technology, Inc.............    248,188       1,041,149
 *Educational Insights, Inc.............     49,300          22,678
 EFC Bancorp, Inc.......................      5,300          90,895
 *eFunds Corp...........................     23,100         208,477
 *El Paso Electric Co...................     33,500         343,375
 *Elcom International, Inc..............      8,200           2,870
 *Elder-Beerman Stores Corp.............    214,500         386,100
 *Electro Rent Corp.....................    227,300       2,748,057
 *Electro Scientific Industries, Inc....     37,500         913,125
 *Electroglas, Inc......................    279,100         714,496
 *Electronics for Imaging, Inc..........     22,300         395,379
 *Elevon, Inc...........................    162,700         213,950
 *Elite Information Group, Inc..........    164,800       1,240,944
 *eLOT, Inc.............................    164,600           1,317
 *eLoyalty Corp.........................     51,900         228,619
 *ELXSI Corp............................     27,900          98,347
 EMC Insurance Group, Inc...............    150,700       2,810,555
 *Emcee Broadcast Products, Inc.........     50,000          14,500
 *EMCORE Corp...........................     40,000         127,400
 *Emisphere Technologies, Inc...........     85,173         338,989
 *Emmis Broadcasting Corp. Class A......    247,200       5,679,420
 Empire District Electric Co............     16,400         299,464
 *EMS Technologies, Inc.................     54,950         836,339
 *#En Pointe Technologies, Inc..........     45,500          43,452
 *Encore Med Corp.......................      3,300           9,141
 *Encore Wire Corp......................     98,500       1,014,057
 *Endologix, Inc........................    110,900         129,198
 Energen Corp...........................     30,000         801,600
 *Energy Partners, Ltd..................     11,100         102,675
 *Enesco Group, Inc.....................    296,900       2,099,083
 *#Entrada Networks, Inc................     31,780           6,833
 *Entravision Communications Corp.......    728,000       7,942,480
 *Entrust Technologies, Inc.............    150,700         605,814
 *Environmental Elements Corp...........     14,500          33,785
 *Environmental Technologies Corp.......     35,800             895
 *ePlus, Inc............................     75,300         556,090
 *ePresence, Inc........................    311,900         750,119
 *Equity Marketing, Inc.................      4,100          48,175
 *Equity Oil Co.........................    180,300         347,077
 *Esco Technologies, Inc................    224,200       8,230,382
 Espey Manufacturing & Electronics
   Corp.................................      3,800          74,575
 *Essential Therapeutics, Inc...........     61,500          33,210
 *Esterline Technologies Corp...........    320,142       6,290,790
 *Ethyl Corp............................    236,220       1,360,627
 *Evans & Sutherland Computer Corp......    184,000         989,000
 *#Evergreen Solar, Inc.................     85,600         123,264
 *Evolving Systems, Inc.................      4,300           3,870
                                           SHARES        VALUE+
                                           ------        ------
 *Exabyte Corp..........................    308,600  $      239,165
 *Exar Corp.............................    273,600       3,863,232
 *eXcelon Corp..........................        582           1,830
 *Exelixis, Inc.........................    128,283       1,159,678
 *Exponent, Inc.........................     88,600       1,145,155
 *Extended Stay America, Inc............    532,000       7,442,680
 *Extended Systems, Inc.................     20,900          42,636
 *Extensity, Inc........................    168,900         293,886
 *Ezcorp, Inc. Class A Non-Voting.......    237,900         764,848
 Fab Industries, Inc....................     82,381         710,536
 *Fairchild Corp. Class A...............    466,029       2,358,107
 *Falcon Products, Inc..................    135,300         538,494
 *#FalconStor Software, Inc.............     48,800         241,560
 Farmer Brothers Co.....................        484         150,526
 *Faro Technologies, Inc................     37,400          77,044
 FBL Financial Group, Inc. Class A......    496,700       8,329,659
 *Featherlite Manufacturing, Inc........     27,900          66,960
 Fedders Corp...........................    104,400         273,528
 Federal Screw Works....................      2,500         103,762
 *#Federal-Mogul Corp...................    860,700         374,404
 FFLC Bancorp...........................     50,833       1,487,882
 *Fibermark, Inc........................    105,150         711,865
 *Fiberstars, Inc.......................     17,100          63,441
 Fidelity Bancorp, Inc..................     46,550       1,249,169
 Fidelity Bankshares, Inc...............     11,232         212,341
 *Fidelity Federal Bancorp..............     20,000          36,100
 Fidelity National Corp.................     91,300         792,484
 *Finish Line, Inc. Class A.............    384,200       4,068,678
 *Finishmaster, Inc.....................    120,000       1,401,600
 *Finlay Enterprises, Inc...............     64,100         820,480
 *Firebrand Financial Group, Inc........     86,400             907
 First American Financial Corp..........      9,850         201,826
 *First Aviation Services, Inc..........      9,000          36,630
 First Bancorp..........................     60,369       1,487,492
 First Bell Bancorp, Inc................     63,300       1,319,805
 *First Cash Financial Services, Inc....    144,800       1,466,100
 First Charter Corp.....................      3,300          60,027
 First Citizens Bancshares, Inc.........     10,300       1,038,240
 First Defiance Financial Corp..........    128,500       2,505,750
 First Essex Bancorp....................     80,900       2,843,230
 First Federal Bancshares of Arkansas,
   Inc..................................     56,900       1,430,750
 First Federal Capital Corp.............    127,620       2,445,199
 *First Horizon Pharmaceutical Corp.....     86,200         521,941
 First Indiana Corp.....................    116,132       2,425,417
 *First Investors Financial Services
   Group, Inc...........................    120,900         371,163
 First Keystone Financial, Inc..........     37,300         593,443
 *First Mariner Bank Corp...............     52,200         561,933
 First Midwest Financial, Inc...........     32,400         508,194
 First Oak Brook Bancshares, Inc.
   Class A..............................     24,100         777,827
 First Place Financial Corp.............    173,345       2,934,731
 *First Republic Bank...................    223,478       4,648,342
 First Sentinel Bancorp, Inc............    162,000       2,371,680
 FirstBank NW Corp......................     14,100         293,844
 FirstFed America Bancorp, Inc..........     40,833       1,024,908
 *FirstFed Financial Corp...............    317,900       8,662,775
 *Firstwave Technologies, Inc...........     15,233         222,783
 *Fischer Imaging Corp..................     46,600         226,476
 Flag Financial Corp....................     22,650         257,644
 Flagstar Bancorp, Inc..................     89,475       1,632,919

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Flanders Corp.........................    579,000  $    1,050,885
 *#Fleetwood Enterprises, Inc...........    580,100       4,780,024
 #Fleming Companies, Inc................    514,472       3,858,540
 Flexsteel Industries, Inc..............     90,400       1,420,184
 Florida East Coast Industries, Inc.....     25,200         583,380
 Florida Public Utilities Co............      1,800          27,180
 *Florsheim Group, Inc..................     81,700             662
 *Flow International Corp...............     19,500          66,397
 Flowers Foods, Inc.....................    202,300       4,869,361
 *Flowserve Corp........................     96,300       1,465,686
 Flushing Financial Corp................    195,675       3,357,783
 FNB Financial Services Corp............     13,900         224,624
 *FOCUS Enhancements, Inc...............     50,460          71,653
 *Foodarama Supermarkets, Inc...........     12,900         354,750
 Foothill Independent Bancorp...........     30,425         570,773
 *Footstar, Inc.........................    212,200       1,341,104
 *Forest Oil Corp.......................    122,705       3,263,953
 *Forgent Networks, Inc.................    369,300         819,846
 *Foster (L.B.) Co. Class A.............    162,400         669,088
 *#Foster Wheeler, Ltd..................    927,100       1,557,528
 *#FPIC Insurance Group, Inc............    168,300       1,093,950
 Frankfort First Bancorp, Inc...........     24,650         424,103
 Franklin Bancorp, Inc..................     49,283         891,776
 *Franklin Covey Co.....................    352,700         599,590
 *Franklin Electronic Publishers,
   Inc..................................    112,300         271,766
 Fremont General Corp...................  1,319,600       5,542,320
 Frequency Electronics, Inc.............     97,600         845,216
 *Fresh America Corp....................     32,200              32
 Fresh Brands, Inc......................      2,900          40,165
 *Fresh Choice, Inc.....................     65,100         120,109
 *Friede Goldman Halter, Inc............    461,645           2,539
 *Friedman Billings Ramsey Group, Inc.
   Class A..............................     73,300         659,700
 Friedman Industries, Inc...............    108,195         259,668
 Friedmans, Inc. Class A................    328,100       2,908,606
 Frisch's Restaurants, Inc..............     92,392       1,790,557
 *Frontier Airlines, Inc................    221,100       1,273,536
 *Frozen Food Express Industries, Inc...    328,600         801,784
 FSF Financial Corp.....................     16,100         377,142
 *FSI International, Inc................    421,300       1,906,382
 *FuelCell Energy, Inc..................    167,075       1,513,699
 *G-III Apparel Group, Ltd..............     98,600         727,668
 GA Financial, Inc......................     71,200       1,587,760
 *Gadzooks, Inc.........................    152,900         785,906
 *Galey & Lord, Inc.....................    186,300           9,315
 *Galyan's Trading Co...................    155,200       2,088,216
 *GameTech International, Inc...........     79,900         368,738
 *Garden Fresh Restaurant Corp..........     78,000         879,840
 *Gateway, Inc..........................    595,600       2,269,236
 GATX Corp..............................     75,000       1,809,750
 *Gaylord Entertainment Co..............    469,700       9,347,030
 GBC Bancorp............................     66,600       1,338,327
 *GC Companies, Inc.....................    135,900          33,975
 *Geerlings & Wade, Inc.................     27,500          33,275
 *Gehl Co...............................    109,800         981,612
 *Genaissance Pharmaceuticals, Inc......    109,600         106,860
 Gencorp, Inc...........................    571,900       4,632,390
 *Gene Logic, Inc.......................    159,100       1,252,117
 *General Binding Corp..................      4,100          53,443
 General Cable Corp.....................    227,600         978,680
 *General Communications, Inc.
   Class A..............................    709,500       4,154,122
                                           SHARES        VALUE+
                                           ------        ------
 *General Datacomm Industries, Inc......     20,100  $          904
 *Genesee & Wyoming, Inc................    115,825       2,270,170
 *Genesis Microchip, Inc................    229,756       4,566,400
 *Genlyte Group, Inc....................     70,400       2,341,504
 *Genome Therapeutics Corp..............     13,100          24,497
 *GenStar Therapeutics Corp.............      4,800           1,680
 Gentiva Health Services, Inc...........     94,475         773,750
 *Gerber Scientific, Inc................    399,700       1,618,785
 Gevity HR, Inc.........................    131,100         520,467
 *Giant Group, Ltd......................     50,600          56,925
 *Giant Industries, Inc.................    185,200         629,680
 Gibraltar Steel Corp...................    162,100       3,107,457
 *Giga-Tronics, Inc.....................     28,800          48,528
 *Gish Biomedical, Inc..................     47,900          81,909
 Glatfelter (P.H.) Co...................    691,900       9,008,538
 *Glenayre Technologies, Inc............    996,900       1,360,768
 *Globecomm Systems, Inc................     24,800          83,204
 *GlobespanVirata, Inc..................    368,700       1,603,845
 *GoAmerica, Inc........................    701,100         326,011
 Golden Enterprises, Inc................     17,200          66,650
 *Golden State Vintners, Inc............     82,600         154,462
 *Good Guys, Inc........................    373,600       1,012,456
 *Goodys Family Clothing, Inc...........    567,900       2,478,883
 Gorman-Rupp Co.........................     44,000       1,137,400
 *Gottschalks, Inc......................    223,800         420,744
 *GP Strategies Corp....................    222,665       1,057,659
 *Gradco Systems, Inc...................      2,201           5,943
 Graham Corp............................     25,950         262,095
 *Graphic Packaging International
   Corp.................................    622,200       4,324,290
 Gray Television, Inc...................     41,150         516,432
 Great American Financial Resources,
   Inc..................................     95,000       1,505,750
 *Great Atlantic & Pacific Tea Co.,
   Inc..................................    649,600       4,949,952
 *Greenbriar Corp.......................        535           2,942
 *Greenbrier Companies, Inc.............    237,300       1,601,775
 *Griffin Land & Nurseries, Inc.
   Class A..............................     25,000         348,000
 *Griffon Corp..........................    440,780       5,487,711
 *Group 1 Automotive, Inc...............     18,000         427,500
 *GTC Biotherapeutics, Inc..............    298,600         344,883
 *GTSI Corp.............................    137,500       1,817,750
 Guaranty Federal Bancshares, Inc.......     15,300         239,674
 *Guaranty Financial Corp...............     20,500         275,315
 *Guess, Inc............................      3,800          19,912
 *Guilford Mills, Inc...................     10,087          36,818
 *Guilford Pharmaceuticals, Inc.........    210,100       1,045,247
 *Gulfmark Offshore, Inc................    202,700       3,048,608
 *Gundle/SLT Environmental, Inc.........    242,500       2,165,525
 *Ha-Lo Industries, Inc.................    223,600             894
 Haggar Corp............................    102,625       1,220,724
 *Hain Celestial Group, Inc.............     71,200         971,524
 *Halifax Corp..........................     24,000         152,400
 *Hall Kinion Associates, Inc...........    158,581         903,119
 *Hallwood Group, Inc...................        100             663
 *#Hamilton Bancorp, Inc................     13,000             585
 *Hampshire Group, Ltd..................     19,100         383,528
 *Handleman Co..........................    476,436       5,359,905
 *Hanger Orthopedic Group, Inc..........    277,000       3,601,000
 *Hanover Compressor Co.................    524,300       6,018,964
 Hardinge, Inc..........................    148,600       1,017,910
 *Harken Energy Corp....................      1,300             260
 Harleysville Group, Inc................    422,600      11,023,521
 *Harmonic Lightwaves, Inc..............      4,100          12,935

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Harolds Stores, Inc...................      2,000  $        3,700
 *Harris Interactive, Inc...............     25,000          84,625
 *Hartmarx Corp.........................    696,000       1,893,120
 *Harvest Natural Resources, Inc........    340,800       2,515,104
 *Hastings Entertainment, Inc...........    174,000         764,730
 *Hastings Manufacturing Co.............      1,700          14,467
 *Hauser, Inc...........................     42,275          14,162
 Haverty Furniture Co., Inc.............    264,500       3,438,500
 *Hawaiian Holdings, Inc................    506,255       1,037,823
 *Hawk Corp.............................    184,600         345,202
 *Hawthorne Financial Corp..............     71,000       2,042,315
 *#Hayes Lemmerz International, Inc.....      1,700             518
 *Headway Corporate Resources, Inc......     93,100           5,586
 *Health Management Systems, Inc........    276,400       1,007,478
 *Healthcare Services Group, Inc........    184,100       2,267,191
 *Healthcor Holdings, Inc...............     65,300             196
 *Hector Communications Corp............     10,600         119,780
 *HEI, Inc..............................      1,300           3,932
 Heico Corp.............................    103,200       1,238,400
 Heico Corp. Class A....................      3,129          29,381
 *Heidrick & Struggles International,
   Inc..................................    165,400       2,629,033
 *Hercules, Inc.........................    264,800       2,494,416
 Heritage Financial Corp................     24,100         412,833
 *Hexcel Corp...........................    599,250       1,468,162
 HF Financial Corp......................     49,650         687,404
 *Hi-Tech Pharmacal, Inc................     30,400         598,728
 *Hirsch International Corp. Class A....     90,000          30,150
 *HMI Industries, Inc...................     27,800          21,128
 HMN Financial, Inc.....................     74,100       1,247,103
 *Hoenig Group Escrow...................    104,700          24,081
 *Holiday RV Superstores, Inc...........      6,880          17,200
 Hollinger International, Inc.
   Class A..............................      8,300          81,257
 Holly Corp.............................    243,700       5,327,282
 *Hollywood Casino Corp. Class A........     32,800         404,752
 *Hollywood Media Corp..................    284,700         296,088
 *Hologic, Inc..........................     32,477         447,695
 Home Federal Bancorp...................     34,875         840,662
 *Home Products International, Inc......    125,550         524,799
 *Homegold Financial, Inc...............     50,000           5,250
 *Homeland Holding Corp.................      6,900              35
 *HomeStore.com, Inc....................     51,200          66,560
 *Hoover's, Inc.........................      3,700          20,627
 Horizon Financial Corp.................    142,367       1,739,725
 *Horizon Health Corp...................    101,200       1,521,036
 *Horizon Offshore, Inc.................    437,400       2,525,985
 *#House2Home, Inc......................    839,650           1,301
 *Houston Exploration Co................    312,600       9,784,380
 #Howell Corp...........................    106,554       2,206,733
 *HPSC, Inc.............................     44,100         348,390
 *Hub Group, Inc. Class A...............    109,500         670,140
 Hudson River Bancorp, Inc..............    172,100       4,565,813
 *Hudson Technologies, Inc..............     54,900          73,566
 *Huffy Corp............................    172,600       1,225,460
 Hughes Supply, Inc.....................    389,350      12,264,525
 *Hunt (J.B.) Transport Services,
   Inc..................................    625,700      17,238,035
 Hunt Corp..............................    137,150       1,706,146
 *Hurco Companies, Inc..................     92,800         163,328
 Hurry, Inc.............................     46,100           6,684
 *Hutchinson Technology, Inc............    233,000       6,320,125
 *Huttig Building Products, Inc.........     65,600         213,200
 *Hycor Biomedical, Inc.................     61,600         131,824
                                           SHARES        VALUE+
                                           ------        ------
 *Hypercom Corp.........................    639,600  $    1,662,960
 *#Hyseq, Inc...........................    129,300         131,239
 *I-many, Inc...........................    418,200       1,212,780
 *I-Sector Corporation..................     68,500         103,777
 Iberiabank Corp........................     61,000       2,331,725
 *Ibis Technology Corp..................     24,200         143,990
 ICN Pharmaceuticals, Inc...............    325,000       3,818,750
 *Ico, Inc..............................    264,300         356,805
 *ICT Group, Inc........................     38,300         652,823
 *iDine Rewards Network, Inc............     25,800         282,510
 *IDT Corp..............................    416,800       7,773,320
 *IDT Corp. Class B.....................    118,400       2,103,968
 *IEC Electronics Corp..................    130,200          25,389
 *iGate Capital Corp....................    517,000       1,768,140
 *IHOP Corp.............................     45,200       1,087,060
 Ikon Office Solutions, Inc.............  1,236,600       9,422,892
 *ILEX Oncology, Inc....................     16,600         180,525
 *Illumina, Inc.........................     11,000          52,030
 *Image Entertainment, Inc..............     29,400          46,746
 *Imation Corp..........................     36,300       1,494,108
 IMC Global, Inc........................    415,800       5,426,190
 *IMCO Recycling, Inc...................    336,300       2,599,599
 *Immunogen, Inc........................    241,627         949,594
 *Impath, Inc...........................     41,600         689,104
 *#Impco Technologies, Inc..............    190,200         931,980
 *Imperial Credit Industries, Inc.......    585,200           2,048
 *#Imperial Sugar Co....................    282,800               0
 *Imperial Sugar Co.....................      2,355           4,712
 *Impreso.com, Inc......................      6,500          13,942
 *Incyte Genomics, Inc..................    548,800       2,966,264
 Independence Holding Co................     57,860       1,159,804
 *Industrial Distribution Group, Inc....    172,400         448,240
 *#IndyMac Bancorp, Inc.................     20,400         370,260
 *Inet Technologies, Inc................      5,500          27,335
 *Infinium Software, Inc................     74,400         516,708
 *Infocrossing, Inc.....................     23,000         153,755
 *InFocus Corp..........................    355,200       2,699,520
 *Infogrames, Inc.......................     11,280          31,471
 *Infonet Services Corp.................     49,500         118,305
 *Informatica Corp......................     23,800         164,577
 *Information Holdings, Inc.............     22,100         344,981
 *Information Resources, Inc............    533,600       1,731,532
 *Inforte Corp..........................    104,600         763,580
 Ingles Market, Inc. Class A............    211,100       2,455,093
 *Innotrac Corp.........................    165,800         405,381
 *Innovative Clinical Solutions, Ltd....      8,426              59
 *Innovex, Inc..........................    204,000         690,540
 *Input/Output, Inc.....................    663,400       3,482,850
 *Insight Communications Co., Inc.......    357,500       4,971,037
 *Insight Enterprises, Inc..............    110,200       1,106,959
 *Insignia Financial Group, Inc.........    429,532       3,242,967
 *Insilco Holding Co....................        432              89
 *Insituform East, Inc..................     31,200          12,948
 *Insmed, Inc...........................    183,300         119,145
 *Insteel Industries, Inc...............    123,800          99,040
 *Instinet Group, Inc...................    214,600         746,808
 *Insurance Auto Auctions, Inc..........    201,200       3,159,846
 *Insurance Management Solutions,
   Inc..................................     19,600          56,840
 *InsWeb Corp...........................     23,166          34,054
 *#Integra, Inc.........................     97,800             513
 *IntegraMed America, Inc...............     56,200         346,473

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Integrated Device Technology, Inc.....     16,000  $      172,560
 *Integrated Electrical Services,
   Inc..................................    678,400       2,645,760
 *Integrated Information Systems, Inc...     36,100          14,981
 *Integrated Silicon Solution, Inc......    212,722       1,240,169
 *Integrated Telecom Express, Inc.......      8,200          12,587
 *Integrity Media, Inc..................     23,100         119,658
 *Intelligent Systems Corp..............     52,375          94,275
 *Intelligroup, Inc.....................     79,100          61,302
 Inter Parfums, Inc.....................    230,100       1,746,459
 *InterCept Group, Inc..................    103,300       1,786,057
 Interface, Inc. Class A................    744,200       3,099,593
 *Interland, Inc........................    154,800         301,860
 Intermet Corp..........................    403,600       1,907,010
 *International Aircraft Investors......     38,500          46,007
 International Aluminum Corp............     55,800       1,049,040
 *International Multifoods Corp.........    366,000       7,312,680
 *International Remote Imaging Systems,
   Inc..................................      6,200          15,376
 *International Shipholding Corp........     80,650         473,415
 *International Speciality Products,
   Inc..................................    557,290       5,656,493
 *International Total Services, Inc.....     74,900              45
 *Internet Commerce Corp................     50,000          85,250
 *Internet Pictures Corp................      7,500           9,900
 *Interphase Corp.......................      1,300           5,187
 Interpool, Inc.........................    591,600       9,980,292
 *Interstate Hotels & Resorts, Inc......     18,140          74,374
 *Interstate National Dealers Services,
   Inc..................................      7,800          44,382
 *Intervisual Books, Inc. Class A.......      9,900           5,841
 *Intervoice, Inc.......................     96,200         203,463
 *Interwoven, Inc.......................    344,500         981,825
 *Intest Corp...........................      8,500          32,512
 *Intevac, Inc..........................      5,100          18,564
 *Intrusion, Inc........................     99,200          44,640
 Investors Title Co.....................     18,200         378,560
 *Invivo Corp...........................     53,700         722,265
 *Iomega Corp...........................    174,000       1,487,700
 *Ionics, Inc...........................    323,900       7,287,750
 *Iridex Corp...........................     89,000         290,585
 Isco, Inc..............................     86,900         701,717
 *ITC Learning Corp.....................     49,200             394
 *ITLA Capital Corp.....................    148,700       5,144,276
 *ITXC Corp.............................    541,120       1,563,837
 *iVillage, Inc.........................     10,200           9,843
 *IXYS Corp.............................    118,419         850,841
 *J & J Snack Foods Corp................     50,800       1,695,196
 *J Net Enterprises, Inc................    108,700          69,568
 *J. Alexander's Corp...................     89,800         285,564
 Jacksonville Bancorp, Inc..............     16,600         461,397
 *Jaclyn, Inc...........................     26,900          77,337
 *Jaco Electronics, Inc.................    105,669         367,728
 *Jakks Pacific, Inc....................    226,313       3,475,036
 *JDA Software Group, Inc...............    143,800       1,689,650
 JLG Industries, Inc....................    150,800       1,409,980
 *JLM Industries, Inc...................    128,200         153,199
 *JNI Corp..............................    360,000       1,159,200
 *Jo-Ann Stores, Inc. Class B...........     34,400         703,824
 *Johnson Outdoors, Inc.................    121,800       1,184,505
 *Joy Global, Inc.......................    169,200       2,016,864
 *JPM Co................................     85,200             256
 *JPS Industries, Inc...................     43,200         160,056
 *Jupitermedia Corp.....................     73,900         160,732
                                           SHARES        VALUE+
                                           ------        ------
 *K-Tron International, Inc.............      6,300  $       85,837
 *K2, Inc...............................    323,880       3,413,695
 *Kadant, Inc...........................    224,300       3,386,930
 *Kaiser Aluminum Corp..................  1,269,865          97,145
 Kaman Corp. Class A....................    460,100       4,923,070
 *Kansas City Southern Industries,
   Inc..................................    770,200       9,820,050
 *Katy Industries, Inc..................    133,000         442,890
 *KBK Capital Corp......................     12,075           3,019
 *#KCS Energy, Inc......................    183,900         262,977
 *Keane, Inc............................    222,300       2,045,160
 *#Kellstrom Industries, Inc............    115,100           1,024
 Kellwood Co............................    440,917      12,552,907
 Kelly Services, Inc....................     30,300         751,137
 *Kemet Corp............................    300,100       3,262,087
 *Kendle International, Inc.............    175,700       1,595,356
 Kennametal, Inc........................    164,500       5,744,340
 *Kennedy-Wilson, Inc...................     43,900         152,333
 *Kentucky Electric Steel, Inc..........     32,600           6,520
 Kentucky First Bancorp, Inc............     11,600         186,180
 *Kevco, Inc............................    138,800             833
 Kewaunee Scientific Corp...............     31,100         323,284
 *Key Energy Group, Inc.................    375,800       3,382,200
 *Key Technology, Inc...................     63,100         339,163
 *Key Tronic Corp.......................    151,900         199,749
 *Key3Media Group, Inc..................    194,200           3,593
 *Keynote Systems, Inc..................    288,000       2,377,440
 *Keystone Automotive Industries, Inc...    246,580       3,867,607
 *#Keystone Consolidated Industries,
   Inc..................................     18,342          11,189
 *kforce.com, Inc.......................    642,578       2,551,035
 Kimball International, Inc. Class B....    351,600       5,184,342
 *Kimmins Corp..........................     16,000           8,800
 *Kinark Corp...........................     73,400         109,733
 *Kindred Healthcare, Inc...............    272,700       4,543,182
 *Kirby Corp............................        800          20,240
 *Kit Manufacturing Co..................     11,100          18,315
 Klamath First Bancorp, Inc.............    135,000       2,045,925
 Knape & Vogt Manufacturing Co..........     37,434         369,474
 *Knight Trading Group, Inc.............    494,038       3,112,439
 *Koala Corp............................     45,200          13,108
 *Korn/Ferry International..............     80,900         782,303
 *Kroll, Inc............................      2,799          52,495
 *Kulicke & Soffa Industries, Inc.......    108,600         635,853
 *Kushner-Locke Co......................     68,900             372
 *KVH Industries, Inc...................     51,800         451,178
 *LabOne, Inc...........................    129,850       2,355,479
 *#Labranche & Co., Inc.................     25,000         758,750
 *LaCrosse Footwear, Inc................     29,400          80,703
 *Ladish Co., Inc.......................    252,200       1,812,057
 *Lakeland Industries, Inc..............      9,790          72,397
 *Lakes Entertainment, Inc..............    119,825         699,778
 *Lamson & Sessions Co..................    207,200         648,536
 *Lancer Corp...........................    108,400         878,040
 *Landair Corp..........................     38,700         481,622
 Landamerica Financial Group, Inc.......    312,612      11,222,771
 Landry's Seafood Restaurants, Inc......    337,435       7,248,104
 *Lantronix, Inc........................    139,900         125,211
 *Large Scale Biology Corp..............    113,000         131,080
 *Larscom, Inc..........................     59,200          25,160
 *Laser Pacific Media Corp..............     16,300          29,096
 *Latitude Communications, Inc..........     33,000          49,830
 *Lattice Semiconductor Corp............    283,400       2,841,085

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Lawson Products, Inc...................    218,400  $    6,673,212
 *Layne Christensen Co..................    185,700       1,573,808
 *Lazare Kaplan International, Inc......    126,800         671,406
 *LCC International, Inc. Class A.......     31,200          64,584
 *Lechters, Inc.........................    263,400             105
 *Lecroy Corp...........................      3,100          34,193
 *Legato Systems, Inc...................    110,300         597,275
 Lennox International, Inc..............    104,400       1,482,480
 *Lesco, Inc............................    113,200       1,564,990
 *#Level 8 Systems, Inc.................      7,666           3,680
 *Lexent, Inc...........................     39,400          42,946
 *Lexicon Genetics, Inc.................      3,300          13,382
 *Liberate Technologies, Inc............    662,100         956,735
 Liberty Bancorp, Inc...................      2,800          73,906
 Liberty Corp...........................    175,100       7,002,249
 Lifetime Hoan Corp.....................    143,000         707,850
 *Lightbridge, Inc......................     30,100         212,055
 *#LightPath Technologies, Inc..........    250,400         150,240
 Lillian Vernon Corp....................    139,800         622,110
 *#Lipid Sciences, Inc..................     87,400         120,612
 *Liquid Audio, Inc.....................    220,200         580,227
 *Lithia Motors, Inc. Class A...........     47,000         755,290
 *LMI Aerospace, Inc....................     29,100          59,510
 LNR Property Corp......................    437,200      15,914,080
 *Lodgenet Entertainment Corp...........     26,000         276,120
 *Lodgian, Inc..........................    388,300          25,240
 *Logic Devices, Inc....................     92,700         100,116
 *LogicVision, Inc......................    157,400         370,677
 Lone Star Steakhouse & Saloon, Inc.....    453,148       8,580,357
 *Lone Star Technologies, Inc...........    130,100       2,010,045
 Longs Drug Stores Corp.................    159,600       3,231,900
 Longview Fibre Co......................    784,540       6,088,030
 *Louisiana-Pacific Corp................  1,296,900      11,620,224
 LSB Corp...............................      3,500          42,473
 LSI Industries, Inc....................     13,300         140,581
 *#LTWC Corp............................     15,297           1,683
 *LTX Corp..............................    108,000         994,680
 *Luby's, Inc...........................    463,400       1,923,110
 Lufkin Industries, Inc.................    104,500       2,713,343
 *Lydall, Inc...........................    294,700       3,212,230
 *Lynch Corp............................      6,200          44,950
 *M & F Worldwide Corp..................    269,400       1,480,353
 *M.H. Meyerson & Co., Inc..............     94,700          43,562
 M/I Schottenstein Homes, Inc...........    255,600       7,463,520
 *Mac-Gray Corp.........................    287,700         966,672
 *Mackie Designs, Inc...................      1,000           1,385
 *Macromedia, Inc.......................    103,400       1,272,854
 *Made2Manage Systems, Inc..............     89,000         288,805
 *Magic Lantern Group, Inc..............     28,600          37,180
 *#Magna Entertainment Corp.............    164,800       1,070,376
 *Magnetek, Inc.........................    418,700       2,432,647
 *Magnum Hunter Resources, Inc..........    512,500       2,946,875
 *MAII Holdings, Inc....................     62,700           9,719
 *Mail-Well, Inc........................    492,200       1,033,620
 *Main Street & Main, Inc...............    138,300         293,888
 Maine Public Service Co................        400          12,800
 *Mallon Resources Corp.................     18,800          21,150
 *Management Network Group, Inc.........     50,200          95,631
 *Manchester Technologies, Inc..........    178,200         367,092
 *Manning (Greg) Auctions, Inc..........        500             708
 *Manufacturers' Services Ltd...........     33,300         169,497
 *Manugistic Group, Inc.................    313,261       1,240,514
                                           SHARES        VALUE+
                                           ------        ------
 *Mapinfo Corp..........................    127,400  $      894,985
 Marcus Corp............................    287,700       4,027,800
 *Marimba, Inc..........................     60,600          98,172
 Marine Products Corp...................     67,500         742,500
 *MarineMax, Inc........................     25,300         316,250
 *Marisa Christina, Inc.................     94,000         131,600
 Maritrans, Inc.........................    108,300       1,310,430
 *MarketWatch.com, Inc..................    243,200       1,217,216
 *MarkWest Hydrocarbon, Inc.............    155,500         922,115
 *Marlton Technologies, Inc.............     98,600          22,678
 Marsh Supermarkets, Inc. Class A.......     36,900         451,287
 Marsh Supermarkets, Inc. Class B.......     59,400         714,285
 Massbank Corp..........................     63,149       1,949,094
 Massey Energy Co.......................    589,700       5,218,845
 *Mastec, Inc...........................    617,600       2,476,576
 *Material Sciences Corp................    331,567       4,641,938
 *Matlack Systems, Inc..................    144,592             130
 *Matria Healthcare, Inc................    152,025       1,496,686
 *Matrix Bancorp, Inc...................      5,000          48,350
 *Matrix Service Co.....................    148,500       1,378,823
 *Mattson Technology, Inc...............    592,165       2,105,147
 *Maverick Tube Corp....................     19,500         250,185
 *Max & Ermas Restaurants, Inc..........        500           8,135
 *Maxco, Inc............................     38,500         255,448
 *Maxcor Financial Group, Inc...........     34,700         214,273
 *Maxicare Health Plans, Inc............     44,800             134
 *Maxim Pharmaceuticals, Inc............    261,900         945,459
 *Maxtor Corp...........................    316,732       1,716,687
 *Maxwell Shoe Company, Inc.............    108,450       1,208,133
 *Maxwell Technologies, Inc.............     91,300         681,098
 *Maxxam, Inc...........................    105,500         970,600
 *Maxygen, Inc..........................     87,900         703,200
 *Mayor's Jewelers, Inc.................    336,600         121,176
 *McClain Industries, Inc...............        600             522
 McGrath Rent Corp......................     98,500       2,310,810
 *MCK Communications, Inc...............    192,900         228,587
 McRae Industries, Inc. Class A.........      1,000           9,250
 *MCSI, Inc.............................    402,600       2,318,976
 MDC Holdings, Inc......................    187,328       6,687,610
 *Meade Instruments Corp................    245,800         817,285
 *Meadow Valley Corp....................     44,064          39,217
 *Meadowbrook Insurance Group, Inc......    216,800         418,424
 *Medarex, Inc..........................    185,200         925,074
 *Media 100, Inc........................      9,600          11,088
 *#Media Arts Group, Inc................    139,800         489,300
 Media General, Inc. Class A............     45,600       2,673,528
 *Medialink Worldwide, Inc..............     63,000         212,625
 *Medical Resources, Inc................     62,918              35
 *Medical Resources, Inc................      1,619               0
 *Medicore, Inc.........................     58,600          72,078
 *Medstone International, Inc...........     72,600         213,807
 *MEMC Electronic Materials, Inc........    290,100       2,645,712
 *Mercator Software, Inc................     21,400          25,145
 Merchants Group, Inc...................     23,900         525,800
 *Mercury Air Group, Inc................     15,300          46,053
 *Meridian Resource Corp................    125,800         109,446
 *Merisel, Inc..........................      3,600           7,830
 *Merix Corp............................    273,200       3,037,984
 *Merrimac Industries, Inc..............     25,270         131,404
 *Mesa Air Group, Inc...................    280,100       1,667,996
 *Mesa Labs, Inc........................     18,500         119,233
 *Mesaba Holdings, Inc..................    230,996       1,451,810

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Mestek, Inc...........................     13,500  $      244,350
 *Meta Group, Inc.......................     11,400          24,795
 *MetaSolv Software, Inc................    492,800       1,094,016
 *Metatec Corp. Class A.................    124,900          23,731
 #Metris Companies, Inc.................    317,800       1,376,074
 *Metrocall, Inc........................    390,510           3,319
 *Metrologic Instruments, Inc...........     44,200         328,848
 *Metromedia International Group, Inc...    612,000          61,200
 MFB Corp...............................     17,700         387,188
 *MFRI, Inc.............................     59,900         105,125
 MGP Ingredients, Inc...................    112,300         840,004
 *Michael Anthony Jewelers, Inc.........     93,900         164,795
 *Micro Component Technology, Inc.......     20,800           8,736
 *Micro Linear Corp.....................    189,700         725,603
 MicroFinancial, Inc....................    102,000         164,220
 *Micromuse, Inc........................     96,700         432,733
 *Micros to Mainframes, Inc.............      6,200           4,774
 *Microsemi Corp........................    113,000         719,810
 *Microtek Medical Holdings, Inc........    597,600       1,305,756
 *Microtune, Inc........................    158,100         652,953
 *Midas, Inc............................    250,700       2,005,600
 *Middleby Corp.........................    170,000       1,768,000
 Middlesex Water Co.....................     11,250         250,763
 Midland Co.............................     49,800         979,566
 *Midway Games, Inc.....................     41,200         297,464
 *Midwest Express Holdings, Inc.........     53,800         363,150
 MIIX Group, Inc........................     55,100         107,445
 *Mikohn Gaming Corp....................    179,000         551,320
 Milacron, Inc..........................    610,200       4,076,136
 Millennium Chemicals, Inc..............    844,750       9,207,775
 *Miller Industries, Inc................    159,210         542,906
 *Millerbuilding Systems Escrow Shares..     46,200          13,860
 *Miltope Group, Inc....................     53,600         171,520
 Mine Safety Appliances Co..............     90,400       2,992,240
 Minerals Technologies, Inc.............     31,800       1,372,170
 Minuteman International, Inc...........      9,000          82,890
 *MIPS Technologies, Inc................    214,200         675,801
 *Mission Resources Corp................    308,700         134,285
 *Mississippi Chemical Corp.............    323,200         171,296
 *Mitcham Industries, Inc...............    143,100         175,298
 *MKS Instruments, Inc..................    116,900       2,228,699
 *Mobile Mini, Inc......................    162,000       2,413,800
 *Modem Media, Inc......................      1,500           3,720
 Modine Manufacturing Co................     39,400         754,707
 *Modtech Holdings, Inc.................    146,500       1,402,005
 *Moldflow Corp.........................     51,400         379,332
 *Monarch Dental Corp...................     23,066         102,644
 *Mondavi (Robert) Corp. Class A........    136,500       4,772,040
 *Monro Muffler Brake, Inc..............     83,730       1,505,047
 *Monterey Bay Bancorp, Inc.............     46,100         919,926
 *Moog, Inc. Class A....................    146,975       4,304,898
 *Moog, Inc. Class B....................     19,200         624,000
 *Moore Handley, Inc....................      2,000           4,630
 *Moore Medical Corp....................     43,300         337,740
 *Mother's Work, Inc....................     50,500       1,938,443
 *Motor Car Parts & Accessories, Inc....     71,200         199,360
 Movado Group, Inc......................    178,150       3,171,070
 *MPS Group, Inc........................  1,529,700       9,178,200
 *MRV Communications, Inc...............    713,600       1,259,504
 *MSC Software Corp.....................    265,200       1,946,568
 *#MTI Technology Corp..................        300             186
 MTS Systems Corp.......................    370,010       4,421,620
                                           SHARES        VALUE+
                                           ------        ------
 Mueller (Paul) Co......................      6,100  $      185,318
 *Mueller Industries, Inc...............     65,600       1,904,368
 *Multex.com, Inc.......................    510,400       1,891,032
 *Multi Color Corp......................      9,000         147,420
 Myers Industries, Inc..................     22,226         248,931
 *Nabi Biopharmaceuticals...............    552,500       4,008,388
 Nacco Industries, Inc. Class A.........    115,600       5,675,960
 *Nanogen, Inc..........................    190,300         394,873
 *Nanometrics, Inc......................     37,200         214,830
 *Napco Security Systems, Inc...........     49,800         489,285
 Nash Finch Co..........................    228,780       1,944,630
 *Nashua Corp...........................    116,000       1,060,240
 *Nastech Pharmaceutical Co., Inc.......     80,700         819,105
 *Nathans Famous, Inc...................    107,000         384,130
 *National Equipment Services, Inc......    262,000          52,400
 *National Home Health Care Corp........     53,933         439,554
 National Presto Industries, Inc........    135,950       4,304,177
 *National Research Corp................     78,000         599,430
 *National RV Holdings, Inc.............    152,250       1,007,895
 National Service Industries, Inc.......    123,925         964,137
 *#National Steel Corp. Class B.........    249,800          25,605
 *National Technical Systems, Inc.......    128,684         301,121
 *National Western Life Insurance Co.
   Class A..............................     24,300       2,144,840
 *NationsRent, Inc......................     10,000             625
 *Natrol, Inc...........................    122,500         176,400
 *Natural Alternatives International,
   Inc..................................     82,100         316,496
 *Natural Wonders, Inc..................     89,100              80
 *Nautica Enterprises, Inc..............     48,300         540,960
 *Navidec, Inc..........................     93,400           9,807
 *Navigant International, Inc...........    258,900       3,115,862
 *Navigators Group, Inc.................     13,500         348,165
 *NCI Building Systems, Inc.............    251,400       4,826,880
 *NCO Group, Inc........................    280,400       4,574,726
 *NCO Portfolio Management, Inc.........      2,613          15,691
 *NCS Healthcare, Inc...................    230,200         433,927
 *Neff Corp. Class A....................     10,400           2,392
 *Nelson (Thomas), Inc..................    202,600       1,661,320
 *#Neoforma, Inc........................    143,900       1,468,500
 *NeoMagic Corp.........................    342,900         454,343
 *Net2Phone, Inc........................    446,700       1,735,430
 *NetBank, Inc..........................    440,682       4,292,243
 *Netegrity, Inc........................     88,450         337,437
 *NetIQ Corp............................    638,700      11,081,445
 *NetManage, Inc........................     84,416         238,475
 *NetRatings, Inc.......................    412,500       2,736,938
 *Netro Corp............................    748,700       1,920,416
 *Netscout System, Inc..................     10,735          54,856
 *Network Equipment Technologies,
   Inc..................................    416,300       1,831,720
 *Netzee, Inc...........................     10,237           4,453
 *New American Healthcare Corp..........     23,600             118
 *#New Angeion Corp.....................        315             542
 *New Brunswick Scientific Co., Inc.....     93,812         496,735
 *New Focus, Inc........................    819,100       2,997,906
 *New Horizons Worldwide, Inc...........     63,775         399,550
 *Newcor, Inc...........................     64,712          21,031
 *Newfield Exploration Co...............     48,396       1,750,508
 Newmil Bancorp, Inc....................     37,200         723,540
 *Newpark Resources, Inc................     15,000          69,900
 *Newport Corp..........................    243,500       3,499,095
 *Niagara Corp..........................    132,200         237,299

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Nitches, Inc...........................      4,047  $       27,641
 *NMS Communications Corp...............    466,800         933,600
 *NMT Medical, Inc......................    123,800         414,730
 *Nobel Learning Communities, Inc.......     83,500         416,248
 #Noble International, Ltd..............     27,200         200,736
 *Noel Group, Inc.......................     95,400             954
 Noland Co..............................      2,000          56,150
 *Norstan, Inc..........................    246,500       1,046,393
 *Nortek Holdings, Inc..................    151,700       6,873,527
 North Central Bancshares, Inc..........     40,000       1,167,400
 Northeast Bancorp......................     21,200         294,892
 Northeast Pennsylvania Financial
   Corp.................................      3,200          54,320
 *Northland Cranberries, Inc............     50,400          52,416
 Northrim BanCorp, Inc..................     41,265         596,082
 *Northwest Pipe Co.....................     93,300       1,306,667
 *#Novamed Eyecare, Inc.................     39,800          52,536
 *Novell, Inc...........................    157,854         568,274
 *Novoste Corp..........................     32,124         218,443
 *NS Group, Inc.........................    353,400       2,385,450
 *#NTELOS, Inc..........................     59,700          30,746
 *Nu Horizons Electronics Corp..........    282,598       1,983,838
 *Nuevo Energy Co.......................    254,000       3,136,900
 NUI Corp...............................      3,240          48,794
 *Numerex Corp. Class A.................     77,800         193,722
 *Numerical Technologies, Inc...........     87,710         396,449
 *Nutraceutical International Corp......    144,900       1,365,683
 *Nx Networks, Inc......................    157,700             710
 *NYFIX, Inc............................    122,900         648,298
 *Nymagic, Inc..........................    125,800       2,528,580
 *O.I. Corp.............................     51,800         203,574
 *Oak Technology, Inc...................    240,000         784,800
 *OAO Technology Solutions, Inc.........     32,600          53,138
 *Obie Media Corp.......................     70,500         222,780
 OceanFirst Financial Corp..............    169,700       3,758,855
 *Ocwen Financial Corp..................    944,200       2,766,506
 *Odd Job Stores, Inc...................    175,300         319,923
 *Officemax, Inc........................  1,884,900      11,234,004
 *Offshore Logistics, Inc...............    400,500       8,686,845
 *Oglebay Norton Co.....................     65,800         482,972
 Ohio Art Co............................      3,600          60,300
 *Ohio Casualty Corp....................  1,335,200      17,137,292
 Oil-Dri Corp. of America...............     47,700         399,726
 *Old Dominion Freight Lines, Inc.......    125,200       3,109,968
 Olin Corp..............................     62,616         944,875
 *Olympic Steel, Inc....................    210,600         830,817
 *Omega Protein Corp....................    493,200       1,962,936
 *Omnova Solutions, Inc.................    171,900         704,790
 *Omtool, Ltd...........................    269,900          89,067
 *On Assignment, Inc....................     64,000         531,840
 *On Command Corp.......................     42,700          32,879
 *One Price Clothing Stores, Inc........     46,586          48,682
 Oneok, Inc.............................      5,900         111,746
 *Onyx Acceptance Corp..................    107,900         388,440
 *Onyx Pharmacueticals, Inc.............     30,000         207,450
 *Opinion Research Corp.................     89,900         456,243
 *Oplink Communications, Inc............    158,500         168,010
 *#Opta Food Ingredients, Inc...........    206,100         513,189
 Opti, Inc..............................    168,800         280,208
 *OpticNet, Inc.........................     28,750               0
 *Optika Imaging Systems, Inc...........     82,800          96,876
 *OraPharma, Inc........................    180,300       1,317,993
                                           SHARES        VALUE+
                                           ------        ------
 *Orbital Sciences Corp.................     99,600  $      458,160
 *Oregon Steel Mills, Inc...............    516,761       2,428,777
 *Oriole Homes Corp. Class A
   Convertible..........................     20,800          99,840
 *Oriole Homes Corp. Class B............     30,900         148,166
 *Orleans Homebuilders, Inc.............     20,100         156,378
 *Orthologic Corp.......................    376,600       1,602,433
 *#OSI Systems, Inc.....................     46,600         805,248
 *Osmonics, Inc.........................    134,400       2,256,576
 *Osteotech, Inc........................     55,500         316,628
 *Ostex International, Inc..............     97,400         222,559
 Outlook Group Corp.....................     59,300         335,638
 *Outsource International, Inc..........     76,600             134
 Overseas Shipholding Group, Inc........    671,400      11,608,506
 *Owens-Illinois, Inc...................    134,800       2,116,360
 *Owosso Corp...........................    108,600          61,359
 Oxford Industries, Inc.................    107,300       2,779,070
 *OYO Geospace Corp.....................     19,000         195,225
 *Pacific Mercantile Bancorp............        200           1,361
 *Pacific Premier Bancorp, Inc..........     26,840         170,434
 *#Pacificare Health Systems, Inc.......    556,464      14,904,888
 *Packaged Ice, Inc.....................     54,100          55,453
 *Palm Harbor Homes, Inc................      1,400          26,257
 Pamrapo Bancorp, Inc...................     64,600       1,098,523
 *Par Technology Corp...................    158,900       1,223,530
 *Paradyne Networks Corp................     11,000          20,130
 *Parexel International Corp............      2,000          25,020
 Park Electrochemical Corp..............    202,950       4,375,602
 *Parker Drilling Co....................  1,301,500       2,928,375
 *Park-Ohio Holdings Corp...............    187,935         768,654
 Parkvale Financial Corp................     40,725         947,874
 *Parlex Corp...........................     86,500         922,523
 *Parlux Fragrances, Inc................    230,900         624,585
 *Pathmark Stores, Inc..................    249,800         975,469
 Patrick Industries, Inc................     96,250         681,450
 *Paul Harris Stores, Inc...............    133,000             366
 *Paula Financial, Inc..................     90,600          60,702
 *Paul-Son Gaming Corp..................     35,400         142,485
 *Paxson Communications Corp............    462,700       1,494,521
 *Payless Cashways, Inc.................      4,184               1
 *PC Connection, Inc....................    329,000       2,286,550
 *PC Mall, Inc..........................    144,900         552,069
 *PC-Tel, Inc...........................    284,000       2,176,860
 *PCD, Inc..............................     56,800          13,064
 *PDI, Inc..............................    144,800       1,426,280
 *Pediatric Services of America, Inc....     88,400         579,020
 *Peerless Manufacturing Co.............     20,100         192,860
 *Peerless Systems Corp.................    120,900         152,334
 *#Pegasus Communications Corp.
   Class A..............................    621,500         770,660
 *Pegasus Solutions, Inc................     45,000         517,950
 *#Pemstar, Inc.........................    121,000         232,925
 Penford Corp...........................     81,000       1,141,290
 *Penn Traffic Co.......................      1,160           8,456
 *Penn Treaty American Corp.............    219,400         528,754
 Penn Virginia Corp.....................    163,900       5,605,380
 Penn-America Group, Inc................    248,175       2,221,166
 Pennfed Financial Services, Inc........    108,600       2,988,672
 *Penton Media, Inc.....................     50,400          52,920
 Pep Boys - Manny, Moe & Jack...........  1,211,900      13,330,900
 *Perceptron, Inc.......................    159,500         272,745
 *Performance Technologies, Inc.........      6,800          25,534

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Pericom Semiconductor Corp............     37,600  $      366,224
 *Perini Corp...........................     71,100         228,231
 *Perrigo Co............................    349,800       4,409,229
 *Perry Ellis International, Inc........     88,400       1,294,176
 *Per-Se Technologies, Inc..............    364,566       3,279,271
 *Personnel Group of America, Inc.......    298,300          35,796
 *Petrocorp, Inc........................    102,600         949,050
 *Petroleum Development Corp............    255,500       1,308,160
 PFF Bancorp, Inc.......................    115,500       3,955,875
 *Pharmacopeia, Inc.....................    326,100       3,257,739
 *Pharmacyclics, Inc....................    229,500         802,103
 *Pharmchem Laboratories, Inc...........     62,000          20,460
 *Phar-Mor, Inc.........................    243,300             243
 Phillips-Van Heusen Corp...............    585,100       7,694,065
 *Phoenix Technologies, Ltd.............     13,400          85,358
 *Photo Control Corp....................      4,200           5,628
 *PhotoWorks, Inc.......................    197,500          25,675
 *Photronics, Inc.......................    223,500       3,538,005
 *Piccadilly Cafeterias, Inc............    190,900         314,985
 *Pico Holdings, Inc....................    184,820       2,292,692
 Pilgrim's Pride Corp...................    165,600         985,320
 Pilgrims Pride Corp. Class B...........    509,900       4,262,764
 Pinnacle Bancshares, Inc...............     10,400         105,040
 *Pinnacle Entertainment, Inc...........    404,200       2,421,158
 Pioneer Standard Electronics, Inc......    573,500       5,542,878
 *Pixelworks, Inc.......................     45,600         425,904
 *Planar Systems, Inc...................     67,500       1,411,088
 *PlanVista Corp........................    302,298         665,056
 *Plato Learning, Inc...................     68,523         511,524
 *#Play By Play Toys and Novelties,
   Inc..................................     94,600             237
 *Plexus Corp...........................     89,200       1,356,286
 *PLX Technology, Inc...................     50,100         263,025
 PMA Capital Corp. Class A..............     19,400         291,291
 Pocahontas Bancorp, Inc................     69,800         710,564
 *Point West Capital Corp...............     14,300              64
 *Polycom, Inc..........................     56,700         649,499
 Polyone Corp...........................    412,300       3,215,940
 *Pomeroy Computer Resource, Inc........    231,300       2,922,476
 Pope & Talbot, Inc.....................    271,800       3,669,300
 Potlatch Corp..........................    378,800      10,208,660
 *Powell Industries, Inc................     16,500         327,443
 *PowerCerv Corp........................     20,666           2,118
 *Power-One, Inc........................    636,700       5,036,297
 *Powerwave Technologies, Inc...........     65,900         431,316
 *PPT Vision, Inc.......................     89,000          55,180
 *PRAECIS Pharmaceuticals, Inc..........    503,806       1,632,331
 Precision Castparts Corp...............    164,500       4,043,410
 *Premier Financial Bancorp.............      1,100           7,783
 Presidential Life Corp.................    505,500       5,236,980
 *Previo, Inc...........................     28,100          61,118
 *#PRG-Schultz International, Inc.......     93,900         905,666
 *Price Communications Corp.............     33,987         486,014
 *Pricesmart, Inc.......................     33,250         799,995
 *Prime Hospitality Corp................    925,900       7,694,229
 *Prime Medical Services, Inc...........    204,200       1,725,490
 *Primus Knowledge Solutions, Inc.......    119,000          60,690
 *Printronix, Inc.......................     89,800         980,167
 *Printware, Inc........................      4,800          10,800
 *Proassurance Corp.....................    454,824       9,050,998
 *Procom Technology, Inc................     11,700           8,892
 *Procurenet, Inc.......................     22,400               0
 *Progenics Pharmaceuticals, Inc........        400           3,020
                                           SHARES        VALUE+
                                           ------        ------
 *Programmers Paradise, Inc.............     86,900  $      175,973
 Progress Financial Corp................     39,902         442,912
 *Progressive Software Holding, Inc.....      5,680           2,556
 *#Protection One, Inc..................  1,316,200       2,935,126
 *Proton Energy Systems, Inc............    390,900       1,237,199
 *Provant, Inc..........................    200,100          31,016
 *#Provell, Inc.........................     57,200               6
 Providence & Worcester Railroad Co.....     47,100         385,749
 Provident Financial Holdings, Inc......     41,200       1,087,268
 *PSC, Inc..............................      9,300             163
 *PSS World Medical, Inc................    847,300       5,787,059
 *Psychiatric Solutions, Inc............     35,000         191,100
 *PTEK Holdings, Inc....................    699,000       3,044,145
 Pulaski Financial Corp.................     22,400         452,816
 Pulitzer, Inc..........................     10,800         474,768
 *Pure World, Inc.......................    100,500          54,773
 Pyramid Breweries, Inc.................    110,100         261,488
 *Qad, Inc..............................      5,500          18,865
 *QEP Co., Inc..........................     29,000         124,845
 *QRS Corp..............................    137,700         932,229
 Quaker Chemical Corp...................     63,800       1,472,504
 *Quaker City Bancorp, Inc..............     23,353         816,187
 *Quaker Fabric Corp....................    292,600       2,055,515
 *Quality Dining, Inc...................    217,600         708,288
 *Quality Systems, Inc..................     50,900       1,217,274
 Quanex Corp............................    266,902       8,167,201
 *Quanta Services, Inc..................    547,600       2,015,168
 *Quicklogic Corp.......................    106,800         218,406
 *#Quigley Corp.........................     22,100         144,313
 *Quintiles Transnational Corp..........     24,400         286,700
 *Quovadx, Inc..........................    387,600         974,814
 *R & B, Inc............................    122,500       1,082,900
 *Racing Champions ERTL Corp............     62,200         993,023
 *Radio One, Inc........................      4,000          70,220
 *RadiSys Corp..........................     65,700         623,822
 *Rag Shops, Inc........................     55,755         205,457
 *Railamerica, Inc......................    581,465       4,285,397
 *Rainbow Technologies, Inc.............     68,800         589,272
 *Ramsay Youth Services, Inc............     31,066         111,993
 *Range Resources Corp..................    756,291       4,015,905
 *Rawlings Sporting Goods, Inc..........     24,239         183,247
 *RCM Technologies, Inc.................    234,100         920,013
 *RDO Equipment Co. Class A.............     93,200         396,100
 *Reading International, Inc.
   Class A..............................    213,799         812,436
 *Reading International, Inc.
   Class B..............................     14,660          52,556
 *RealNetworks , Inc....................        400           1,538
 *Recoton Corp..........................    177,632         310,856
 *#Redhook Ale Brewery, Inc.............    126,500         280,198
 Redwood Empire Bancorp.................     27,050         746,715
 *Refac.................................     56,785         217,770
 Regal Beloit Corp......................    232,600       4,817,146
 *Regent Communications, Inc............    104,100         650,625
 *Register.Com, Inc.....................     76,155         321,374
 *Rehabilicare, Inc.....................     22,400          87,360
 *Reliability, Inc......................    100,800         108,360
 Reliance Steel & Aluminum Co...........     63,300       1,436,910
 *Relm Wireless Corp....................     59,254          28,738
 *Remec, Inc............................    569,200       2,820,386
 *RemedyTemp, Inc.......................      7,800         112,866
 *Rentrak Corp..........................     63,000         335,475
 *Rent-Way, Inc.........................    459,500       1,824,215
 *#Reptron Electronics, Inc.............     78,100          54,670

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Republic Bankshares, Inc..............    149,900  $    2,990,505
 *Republic First Bancorp, Inc...........     66,730         409,055
 *Res-Care, Inc.........................    300,046       1,378,711
 *Resonate, Inc.........................    428,100         618,605
 *ResortQuest International, Inc........    306,300       1,255,830
 Resource America, Inc..................    407,600       3,336,206
 *Restoration Hardware, Inc.............      6,600          52,767
 *Retek, Inc............................     68,100         301,343
 *Rex Stores Corp.......................    197,150       2,529,435
 *Rexhall Industries, Inc...............     38,798         144,523
 *RF Monolithics, Inc...................    121,000         342,430
 Richardson Electronics, Ltd............    188,600       1,611,587
 Riggs National Corp....................    518,900       8,149,325
 *Rita Medical Systems, Inc.............      5,100          30,702
 *Riverside Group, Inc..................      3,200             110
 Riverview Bancorp, Inc.................     62,500         937,500
 *Riviera Holdings Corp.................      5,500          26,950
 *Riviera Tool Co.......................     16,500          18,150
 RLI Corp...............................    276,060       6,653,046
 *RMH Teleservices, Inc.................    118,800       1,355,508
 *Roadhouse Grill, Inc..................    174,800          79,534
 Roadway Corp...........................      8,200         328,328
 Roanoke Electric Steel Corp............    151,600       1,656,988
 Robbins & Myers, Inc...................    119,300       1,950,555
 *Robotic Vision Systems, Inc...........     98,600          47,328
 *Rochester Medical Corp................     29,000         240,410
 *Rock of Ages Co.......................     87,600         425,736
 Rock-Tenn Co. Class A..................    415,750       5,280,025
 *Rocky Shoes & Boots, Inc..............     72,000         386,640
 *Rofin-Sinar Technologies, Inc.........     52,800         382,008
 *Rogue Wave Software, Inc..............    147,100         260,367
 *Ross Systems, Inc.....................     24,600         191,880
 *Rouge Industries, Inc. Class A........    271,100         319,898
 *Royal Precision, Inc..................     14,150           1,380
 RPC, Inc...............................    130,000       1,638,000
 *RSA Security, Inc.....................    407,400       2,593,101
 *RTI International Metals, Inc.........    388,850       4,452,333
 *RTW, Inc..............................     93,850         189,108
 *Rural/Metro Corp......................    134,500         303,970
 *Rush Enterprises, Inc. Class A........    105,400         432,140
 *Rush Enterprises, Inc. Class B........    105,400         435,829
 Russ Berrie & Co., Inc.................     69,400       2,260,358
 Russell Corp...........................    465,200       7,415,288
 *Ryan's Family Steak Houses, Inc.......    634,400       6,886,412
 Ryerson Tull, Inc......................    432,839       2,964,947
 *S&K Famous Brands, Inc................     78,600       1,008,438
 *Safeguard Scientifics, Inc............    644,300       1,404,574
 *Safety Components International,
   Inc..................................      1,155           8,634
 *#Salton, Inc..........................    202,100       2,738,455
 *San Filippo (John B.) & Son, Inc......     72,400         667,890
 Sanders Morris Harris Group, Inc.......     25,800         199,950
 Sanderson Farms, Inc...................    210,300       4,288,017
 *Sands Regent Casino Hotel.............     15,492          57,940
 *Sangamo BioSciences, Inc..............     22,400         111,216
 *Sapient Corp..........................        600           1,272
 *Satcon Technology Corp................    166,700         289,225
 *Saucony, Inc. Class A.................     35,800         306,985
 *Saucony, Inc. Class B.................     48,400         406,802
 Sauer-Danfoss, Inc.....................     14,800         137,640
 *SBS Technologies, Inc.................    102,700       1,144,592
 *#ScanSoft, Inc........................     20,377         149,567
 *Scheid Vineyards, Inc.................     34,100          85,421
                                           SHARES        VALUE+
                                           ------        ------
 *Scherer Healthcare, Inc...............        900  $        7,592
 *Schieb (Earl), Inc....................     75,600         181,440
 *Schlotzskys, Inc......................    164,000         565,800
 Schnitzer Steel Industries, Inc.
   Class A..............................     82,200       1,515,768
 *Schuff International, Inc.............    106,600         154,570
 Schulman (A.), Inc.....................    141,000       2,621,190
 Schweitzer-Maudoit International,
   Inc..................................    212,100       5,380,977
 *SCM Microsystems, Inc.................    240,100       1,444,202
 Scope Industries, Inc..................      8,100         558,900
 SCPIE Holdings, Inc....................    150,700         997,634
 *SCS Transportation, Inc...............    230,050       2,022,140
 Seaboard Corp..........................     26,240       6,022,080
 *Seabulk International, Inc............     30,300         155,894
 *Seachange International, Inc..........     19,200         142,272
 Seacoast Financial Services Corp.......    127,846       2,798,549
 *Seacor Smit, Inc......................    352,250      14,653,600
 *Secom General Corp....................     11,500          20,413
 *SED International Holdings, Inc.......     62,250          38,595
 *SEEC, Inc.............................     87,900          98,888
 *Segue Software, Inc...................     68,200          82,522
 *Seitel, Inc...........................    171,200         126,688
 *Selas Corp. of America................     76,500         133,875
 *Selectica, Inc........................    619,500       1,644,773
 Selective Insurance Group, Inc.........    476,500      12,174,575
 *Seminis, Inc. Class A.................     52,000         134,680
 *Semitool, Inc.........................    103,000         718,940
 *SEMX Corp.............................     94,800          26,544
 *Seneca Foods Corp. Class B............     10,500         151,830
 *Sequa Corp. Class A...................     94,900       4,308,460
 *Sequa Corp. Class B...................     28,900       1,543,260
 *Sequenom, Inc.........................    445,500         977,873
 *SeraCare Life Sciences, Inc...........      2,680          15,906
 *Service Corp. International...........  3,101,000      10,295,320
 *Servotronics, Inc.....................        400           1,560
 *Sharper Image Corp....................     62,500       1,174,688
 *#Shaw Group, Inc......................    388,000       6,712,400
 *Sheldahl, Inc.........................    247,950           4,463
 *Shells Seafood Restaurants, Inc.......     42,100          15,998
 *Shiloh Industries, Inc................    164,700         441,396
 *Shoe Carnival, Inc....................    226,900       3,375,138
 *Shoe Pavilion, Inc....................      9,500          11,020
 *Sholodge, Inc.........................     71,600         318,620
 *Shopko Stores, Inc....................    616,600       8,786,550
 *Sierra Health Services, Inc...........     30,700         341,998
 Sierra Pacific Resources...............      1,800          12,492
 *Sifco Industries, Inc.................     74,715         218,915
 *Sight Resource Corp...................     96,800          18,876
 *Sigmatron International, Inc..........     16,800          64,260
 *Signal Technology Corp................     59,500         636,650
 *Signature Eyewear, Inc................     17,000           1,105
 *Silicon Graphics, Inc.................  1,681,500       2,673,585
 *Silicon Storage Technology, Inc.......    103,450         726,736
 *Silicon Valley Bancshares.............     18,800         363,874
 Simmons First National Corp. Class A..      42,200       1,568,152
 *Simon Worldwide, Inc..................    334,400          41,800
 *Simula, Inc...........................     78,650         165,165
 *Sinclair Broadcast Group, Inc.
   Class A..............................    607,800       8,457,537
 *Sipex Corp............................    293,600       1,206,696
 *Sitel Corp............................    469,800         845,640
 *Six Flags, Inc........................    648,900       4,691,547

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Sky Financial Group, Inc...............     15,220  $      290,169
 Skyline Corp...........................    118,700       3,369,893
 *#Skyworks Solutions, Inc..............    145,800       1,759,077
 *Smart & Final Food, Inc...............    307,100       1,618,417
 *SmartDisk Corp........................     83,800          67,040
 *Smith & Wollensky Restaurant Group,
   Inc..................................     21,600          84,780
 Smith (A.O.) Corp......................    368,200       9,812,530
 Smith (A.O.) Corp. Convertible
   Class A..............................     70,050       1,866,833
 *Smithway Motor Express Corp.
   Class A..............................     73,800          62,730
 *Sola International, Inc...............    470,600       5,506,020
 *Somera Communications, Inc............     17,500          52,325
 *Sonic Automotive, Inc.................     80,200       1,416,332
 *#Sonic Foundry, Inc...................    102,300          67,007
 *SonicWALL, Inc........................    481,110       1,946,090
 *SOS Staffing Services, Inc............    229,000         140,835
 *Source Information Management, Inc....    220,400       1,283,830
 *Sourcecorp, Inc.......................     23,100         447,794
 South Jersey Industries, Inc...........    190,277       6,203,030
 *Southern Energy Homes, Inc............    161,100         265,010
 *Southwall Technologies, Inc...........    127,400         394,940
 Southwest Gas Corp.....................      1,700          37,740
 *Southwestern Energy Co................    469,900       5,168,900
 *#Spacehab, Inc........................    122,300         120,466
 Span-American Medical System, Inc......     24,000         185,160
 *Spanish Broadcasting System, Inc......    490,500       4,362,998
 *SPAR Group, Inc.......................      6,000          18,780
 Spartan Motors, Inc....................    210,800       2,190,212
 *Spartan Stores, Inc...................    111,100         231,644
 *Sparton Corp..........................    109,300         874,400
 *Spectrian Corp........................    112,100         553,214
 *Spectrum Control, Inc.................    173,800       1,069,739
 *SpeechWorks International, Inc........     55,300         207,928
 *SpeedFam-IPEC, Inc....................    528,747       3,476,512
 *Speizman Industries, Inc..............     40,400          23,836
 *Spherion Corp.........................    832,000       5,749,120
 *Sphinx International, Inc.............    106,750          37,363
 *Spiegel, Inc. Class A Non-Voting......     49,100          28,233
 *Spinnaker Exploration Co..............    181,100       4,022,231
 *Sport Chalet, Inc.....................     45,900         313,268
 *Sport Supply Group, Inc...............    105,400         171,275
 *Sport-Haley, Inc......................     60,800         203,376
 *Sports Authority, Inc.................    472,800       4,023,528
 *Sports Club Co., Inc..................    116,000         298,700
 *SportsLine.Com, Inc...................    227,300         286,398
 *Sportsman's Guide, Inc................     90,700         656,668
 *SPS Technologies, Inc.................    128,400       3,325,560
 *SRI/Surgical Express, Inc.............     52,500         328,388
 *SS&C Technologies, Inc................     52,300         534,245
 *SSE Telecom, Inc......................     81,400             488
 St. Francis Capital Corp...............    123,100       2,953,785
 *Staar Surgical Co.....................    299,100         987,030
 *Stamps.com, Inc.......................    301,600       1,328,548
 Standard Commercial Corp...............    243,080       4,015,682
 *Standard Management Corp..............    134,600         467,735
 *Standard Microsystems Corp............    221,000       4,916,145
 Standard Motor Products, Inc.
   Class A..............................    193,350       2,238,993
 Standard Pacific Corp..................    560,100      14,282,550
 Standard Register Co...................    277,700       5,192,990
                                           SHARES        VALUE+
                                           ------        ------
 *Stanley Furniture, Inc................    118,400  $    2,981,904
 *Star Buffet, Inc......................      7,200          14,256
 *Star Multi Care Service, Inc..........      6,344             412
 *STAR Telecommunications, Inc..........     18,300               4
 *Starcraft Corp........................     25,000         180,000
 *StarMedia Network, Inc................      6,500              49
 Starrett (L.S.) Co. Class A............     66,300       1,140,360
 State Auto Financial Corp..............    124,100       1,839,783
 State Financial Services Corp.
   Class A..............................    104,300       1,700,090
 *Steel Dynamics, Inc...................    271,600       3,883,880
 Steel Technologies, Inc................    203,100       3,233,352
 *SteelCloud Co.........................      5,900           7,818
 *Stein Mart, Inc.......................      1,300           8,411
 *Steinway Musical Instruments, Inc.....     83,300       1,436,925
 *Stellent, Inc.........................    290,700       1,529,082
 Stepan Co..............................    128,900       3,293,395
 Stephan Co.............................     51,500         177,675
 Sterling Bancorp.......................     42,324       1,128,358
 *Sterling Financial Corp...............    174,200       3,356,834
 Stewart & Stevenson Services, Inc......    416,700       4,662,873
 *Stewart Enterprises, Inc..............  2,449,200      12,882,792
 *Stewart Information Services Corp.....    276,500       5,723,550
 Stifel Financial Corp..................     95,372       1,103,454
 *Stillwater Mining Co..................    551,300       3,114,845
 *STM Wireless, Inc. Class A............     78,100          28,507
 *Stone & Webster, Inc..................    113,400          17,577
 *Stoneridge, Inc.......................    406,700       3,997,861
 *StorageNetworks, Inc..................    362,800         609,504
 *Stratasys, Inc........................     53,100         438,606
 *Strategic Distribution, Inc...........     65,178         788,654
 *Stratos Lightwave, Inc................      6,054          43,498
 *Stratus Properties, Inc...............     94,450         780,157
 Stride Rite Corp.......................    601,900       5,055,960
 *Strouds, Inc..........................    144,100             648
 *Suburban Lodges of America, Inc.
   Escrow Shares........................    241,100               0
 *Summa Industries, Inc.................     14,100         139,167
 *Sundance Homes, Inc...................     40,500             284
 *Sunland Entertainment Co., Inc........      5,240           4,323
 *SunLink Health Systems, Inc...........     65,400         186,390
 *#Sunrise Assisted Living, Inc.........    360,700      10,110,421
 *Sunrise Telecom, Inc..................      3,100           7,130
 *Suntron Corp..........................     92,475         396,255
 *#Supergen, Inc........................      2,300          10,684
 *Superior Consultant Holdings Corp.....      3,900          10,881
 *#Superior Telecom, Inc................    291,600          45,198
 Superior Uniform Group, Inc............    136,400       1,527,680
 *Supreme Industries, Inc...............     27,900         139,500
 Susquehanna Bancshares, Inc............    158,872       3,359,348
 *Swift Energy Corp.....................    453,800       4,202,188
 *Switchboard, Inc......................     24,400          72,224
 #SWS Group, Inc........................    208,700       3,059,542
 *Sycamore Networks, Inc................    580,500       1,805,355
 *Sykes Enterprises, Inc................     86,000         260,150
 *Sylvan Learning Systems, Inc..........    307,391       5,596,053
 *Sylvan, Inc...........................     99,900       1,060,439
 *Symmetricom, Inc......................    599,919       2,192,704
 *Symphonix Devices, Inc................      4,900             515
 *Syms Corp.............................    230,800       1,744,848
 *Synalloy Corp.........................     88,350         415,245
 *Synaptic Pharmaceutical Corp..........    101,400         648,453

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Synbiotics Corp.......................    116,500  $        8,039
 *Synovis Life Technologies, Inc........     85,600         807,636
 *Syntellect, Inc.......................    152,800         108,870
 Sypris Solutions, Inc..................     23,150         288,218
 *Systemax, Inc.........................    408,500         686,280
 *Systems & Computer Technology Corp....     85,800         862,719
 *T-3 Energy Services, Inc..............        880           5,931
 *Taitron Components, Inc...............      6,500           8,873
 TALX Corp..............................     11,800         115,699
 *Tandy Brand Accessories, Inc..........     63,700         619,483
 *Tandycrafts, Inc......................     97,400           4,383
 *Tanning Technology Corp...............        500             458
 *Tarrant Apparel Group.................     29,800         124,266
 Tasty Baking Co........................      3,000          28,650
 *TBA Entertainment Corp................    132,500         222,600
 *TBC Corp..............................    435,000       5,187,375
 *TEAM America, Inc.....................      2,500           1,425
 *Team, Inc.............................     81,400         612,942
 *TeamStaff, Inc........................     67,600         203,476
 *Technical Communications Corp.........      6,300           2,552
 *Technical Olympic USA, Inc............      2,000          26,990
 Technology Research Corp...............     65,400         100,389
 *Technology Solutions Corp.............     64,000          74,560
 *TechTeam Global, Inc..................    259,800       1,913,427
 Tecumseh Products Co. Class A..........    254,800      12,117,014
 Tecumseh Products Co. Class B..........     15,600         699,270
 *Tegal Corp............................    144,900          84,767
 *Telscape International, Inc...........      1,200               2
 *Telular Corp..........................      2,600          10,023
 *Temtex Industries, Inc................     35,700          16,779
 *Tenneco Automotive, Inc...............    768,620       3,166,714
 *Terayon Communication Systems, Inc....     75,400         180,960
 *Terex Corp............................    607,000       7,502,520
 *Terra Industries, Inc.................  1,539,700       3,048,606
 *Tesoro Petroleum Corp.................    974,000       4,188,200
 *Tetra Tech, Inc.......................     69,200         858,426
 *Tetra Technologies, Inc...............     69,400       1,467,810
 Texas Industries, Inc..................    397,662       9,822,251
 TF Financial Corp......................     36,000         842,400
 *TFC Enterprises, Inc..................     21,900          33,945
 *The Rowe Companies....................      9,400          20,492
 *Theragenics Corp......................    163,500         861,645
 *TheStreet.com, Inc....................    286,800         986,592
 *Third Wave Technologies...............    170,500         415,168
 *Thomas & Betts Corp...................    192,000       3,590,400
 *Thomas Group, Inc.....................     28,200          11,703
 Thomas Industries, Inc.................    103,550       2,833,128
 *Thomaston Mills, Inc..................     34,800             313
 *Thoratec Corp.........................    353,800       3,053,294
 *Three-Five Systems, Inc...............    356,100       2,528,310
 *TIBCO Software, Inc...................    110,600         815,122
 *Tickets.com, Inc......................     20,600          23,175
 *TII Network Technologies, Inc.........     98,200          34,370
 Timberland Bancorp, Inc................     56,400       1,013,508
 *Timco Aviation Services, Inc..........     10,210           7,147
 Timken Co..............................    564,200      11,199,370
 *Tipperary Corp........................    126,900         218,903
 Titan International, Inc...............    275,300         443,233
 *Titan Pharmaceuticals, Inc............     86,500         229,225
 *#Titanium Metals Corp.................    579,300         811,020
                                           SHARES        VALUE+
                                           ------        ------
 *TLC Vision Corp.......................    143,070  $      228,912
 *Todd Shipyards Corp...................     70,050       1,043,745
 *Toddhunter International, Inc.........     73,100         800,445
 *Tollgrade Communications, Inc.........     32,503         436,840
 *Tower Air, Inc........................    166,400             150
 *Tower Automotive, Inc.................    983,250       5,555,363
 *Track 'n Trail, Inc...................     13,800              36
 *Traffix, Inc..........................    266,400         771,228
 *Trailer Bridge, Inc...................    111,200         262,432
 *Trammell Crow Co......................     72,000         656,640
 *Trans World Entertainment Corp........    508,100       2,169,587
 *Transact Technologies, Inc............      9,300          45,105
 *Transcat, Inc.........................     60,000         120,000
 *Transgenomic, Inc.....................      6,400          19,648
 Trans-Lux Corp.........................      2,746          16,613
 *Transmeta Corp........................     59,900          90,150
 *Transmontaigne Oil Co.................    386,250       1,660,875
 *Transport Corp. of America............     20,000         105,900
 *Transportation Components, Inc........    310,800             389
 *Transpro, Inc.........................     89,600         563,584
 *Transtechnology Corp..................     97,300       1,060,570
 *TRC Companies, Inc....................     10,125         113,299
 Tredegar Industries, Inc...............    241,300       3,438,525
 Tremont Corp...........................     82,133       2,792,522
 *Trend-Lines, Inc. Class A.............     70,900             567
 Trenwick Group, Ltd....................    399,976         627,962
 *Trico Marine Services, Inc............    639,200       2,176,476
 *Trident Microsystems, Inc.............    245,400       1,013,502
 #Trinity Industries, Inc...............    727,800      14,213,934
 *TriPath Imaging, Inc..................     76,587         247,376
 *Tripos, Inc...........................     39,732         355,999
 *Triquint Semiconductor, Inc...........    212,200       1,301,847
 *Triumph Group.........................    174,500       4,877,275
 *TriZetto Group, Inc...................    475,600       3,053,352
 *TRM Corp..............................     98,200          57,938
 *Trover Solutions, Inc.................    123,200         604,296
 *Trump Hotels & Casino Resorts, Inc....    369,700         813,340
 *TTM Technologies, Inc.................    206,600         649,757
 *Tucows, Inc...........................     64,100          20,031
 *Tumbleweed Communications Corp........     37,100          63,070
 *Turnstone Systems, Inc................    523,300       1,525,420
 *Tut Systems, Inc......................     13,500          17,483
 *Tweeter Home Entertainment Group,
   Inc..................................    301,300       3,309,781
 Twin Disc, Inc.........................     37,200         460,908
 *Twinlab Corp..........................    337,600          87,776
 *Tyler Technologies, Inc...............    265,300       1,180,585
 *U.S. Aggregates, Inc..................    101,200             658
 *U.S. Concrete, Inc....................    207,700       1,191,160
 *#U.S. Diagnostic, Inc.................     36,600              55
 *U.S. Home & Garden, Inc...............     11,600           4,640
 *U.S. Industries, Inc..................  1,254,200       3,712,432
 *#UAL Corp.............................    721,300       1,810,463
 *Ubics, Inc............................     52,500          18,113
 *UICI..................................    810,100      10,361,179
 UIL Holdings Corp......................      1,200          40,128
 *Ulticom, Inc..........................    227,600       1,713,828
 *Ultimate Electronics, Inc.............      3,300          63,558
 *Ultrak, Inc...........................    187,600         236,376
 *Ultralife Batteries, Inc..............    136,800         372,096
 *Ultratech Stepper, Inc................    210,500       2,435,485
 UMB Financial Corp.....................    185,809       7,409,134

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *#Unapix Entertainment, Inc............     62,900  $           35
 Unico American Corp....................     72,700         258,085
 *Unifab International, Inc.............      6,600           1,749
 *Unifi, Inc............................    968,100       5,518,170
 Unifirst Corp..........................    160,800       3,143,640
 *Uni-Marts, Inc........................    103,200         134,160
 *Union Acceptance Corp. Class A........     88,600          21,264
 *Uniroyal Technology Corp..............      3,700             204
 *Unit Corp.............................    175,200       3,129,072
 *United American Healthcare Corp.,.....     17,950          25,399
 *United Auto Group, Inc................    426,200       5,757,962
 United Community Financial Corp........    472,300       4,220,001
 United Fire Casualty Co................     44,450       1,515,967
 United Industrial Corp.................    132,700       2,010,405
 *United Rentals, Inc...................    192,900       1,869,201
 *United Retail Group, Inc..............    226,100       1,079,628
 *United Road Services, Inc.............      5,380           1,076
 *United Therapeutics Corp..............    205,400       3,529,799
 *Universal Access Global Holdings,
   Inc..................................     19,300           6,080
 *Universal American Financial Corp.....     96,200         650,312
 *Universal Compression Holdings, Inc...    206,900       3,724,200
 Universal Corp.........................     29,900       1,058,460
 Universal Forest Products, Inc.........     63,700       1,370,506
 *Universal Stainless & Alloy Products,
   Inc..................................    118,900         701,510
 *Unova, Inc............................  1,201,400       6,487,560
 *Urologix, Inc.........................     93,600         384,228
 *URS Corp..............................    279,066       5,801,782
 *Ursus Telecom Corp....................      2,100               2
 *US Energy Corp........................     25,700         101,515
 *US Liquids, Inc.......................    152,450          77,750
 *US Oncology, Inc......................  1,752,974      15,136,930
 *US Xpress Enterprises, Inc. Class A..     163,490       1,552,338
 *USA Truck, Inc........................     71,600         524,470
 Usec, Inc..............................  1,213,100       8,127,770
 USFreightways Corp.....................    210,900       6,433,505
 *#USG Corp.............................    120,900         949,065
 *V.I. Technologies, Inc................      1,900           1,026
 *Vail Resorts, Inc.....................    350,275       6,375,005
 *Valence Technology, Inc...............      4,800           7,752
 *Valley National Gases, Inc............     13,800          77,625
 *Valpey Fisher Corp....................     10,350          28,980
 *Value City Department Stores, Inc.....    536,200       1,721,202
 *ValueClick, Inc.......................    180,700         506,864
 *Valuevision Media, Inc. Class A.......    139,400       2,178,822
 *Vans, Inc.............................    291,800       1,736,210
 *Variagenics, Inc......................     38,800          53,350
 *Variflex, Inc.........................     68,100         229,157
 *Vari-L Co., Inc.......................     54,900          17,568
 *Varsity Brands, Inc...................    125,400         525,426
 *Vascular Solutions, Inc...............     21,400          21,935
 *Vastera, Inc..........................     55,900         327,854
 *Veeco Instruments, Inc................    249,039       3,480,320
 *Verdant Brands, Inc...................      8,700               9
 *Verilink Corp.........................    112,600         131,179
 *VeriSign, Inc.........................     16,300         171,395
 *Veritas DGC, Inc......................    475,400       3,513,206
 *Versar, Inc...........................        400             820
 *Verso Technologies, Inc...............    168,935         124,167
 *Verticalbuyer Inc.....................      7,773              70
 Vesta Insurance Group, Inc.............    582,200       2,078,454
                                           SHARES        VALUE+
                                           ------        ------
 *Viasat, Inc...........................    105,400  $    1,256,895
 *Vical, Inc............................    199,400         762,705
 *Vicon Industries, Inc.................     71,500         275,275
 *Vicor Corp............................     10,700          89,613
 *Video Display Corp....................     62,640         417,182
 *#Viewpoint Corp.......................     29,600          97,680
 *Vignette Corp.........................    927,600       1,530,540
 *#Viisage Technology, Inc..............     14,600          70,664
 Vintage Petroleum, Inc.................    873,100       8,207,140
 Virco Manufacturing Corp...............     61,386         632,276
 *#Vision Twenty-One, Inc...............     17,400              61
 Visteon Corp...........................    227,500       1,831,375
 *Visual Networks, Inc..................     26,900          46,941
 Vital Signs, Inc.......................     26,900         750,241
 *#Vitech America, Inc..................        900               5
 *Vitesse Semiconductor, Inc............    195,000         648,375
 *Volt Information Sciences, Inc........    224,600       3,908,040
 Vulcan International Corp..............     11,200         394,800
 *Vyyo, Inc.............................     35,400          95,580
 W.P. Carey & Co. LLC...................      1,000          24,320
 *Wabash National Corp..................    527,200       4,164,880
 *Wall Street Deli, Inc.................     39,700              40
 Wallace Computer Services, Inc.........    551,400      10,338,750
 Walter Industries, Inc.................     37,690         393,861
 *#Warnaco Group, Inc...................    119,700             287
 Warren Bancorp, Inc....................     72,000       1,125,720
 Washington Savings Bank FSB............     25,100         203,310
 *Waste Industries USA, Inc.............    214,200       1,632,204
 *WatchGuard Technologoes, Inc..........    562,300       3,674,631
 *Waterlink, Inc........................    252,200          11,349
 Watsco, Inc. Class A...................    339,900       5,421,405
 Watts Industries, Inc. Class A.........    294,100       4,640,898
 Wausau-Mosinee Paper Corp..............    721,000       8,334,760
 Waypoint Financial Corp................    251,357       4,668,956
 *Webb Interactive Services, Inc........      4,200           1,428
 *Webco Industries, Inc.................     93,900         258,225
 Weider Nutrition International, Inc....    166,500         293,040
 Wellco Enterprises, Inc................      4,600          55,660
 Wellman, Inc...........................    711,700       8,540,400
 *Wells-Gardner Electronics Corp........     55,548          84,988
 Werner Enterprises, Inc................    547,449      12,090,411
 *West Marine, Inc......................    215,700       3,452,279
 West Pharmaceutical Services, Inc......    160,200       3,316,140
 *Westaff, Inc..........................     23,700          46,215
 Westbank Corp..........................      1,400          18,956
 *Westcoast Hospitality Corp............    290,000       1,564,550
 Westcorp, Inc..........................    507,675      10,463,182
 *Westell Technologies, Inc.............    494,400         815,760
 Western Ohio Financial Corp............     23,400         477,945
 *#Western Power & Equipment Corp.......      4,091             859
 *Westport Resources Corp...............    157,552       3,232,967
 Westwood Holdings Group, Inc...........     19,575         250,952
 Weyco Group, Inc.......................      2,400          86,460
 *WFS Financial, Inc....................    186,900       3,931,442
 *Whitehall Jewelers, Inc...............     27,500         305,250
 *#WHX Corp.............................    111,433         298,640
 *#Wickes, Inc..........................     49,400          30,134
 *Wild Oats Markets, Inc................    202,800       2,153,736
 *Williams Industries, Inc..............      3,400          12,614
 *Willis Lease Finance Corp.............    117,000         687,375
 *Wilshire Financial Services Group,
   Inc..................................      2,092           7,134

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Wilshire Oil Co. of Texas.............    113,590  $      375,983
 *Wilsons The Leather Experts, Inc......    252,500       1,825,575
 *Wind River Systems, Inc...............     45,800         276,632
 *#Wire One Technologies, Inc...........    126,500         376,970
 *Wireless Facilities, Inc..............     63,900         454,649
 *Wireless WebConnect!, Inc.............      4,500              45
 *Wiser Oil Co..........................    168,675         404,820
 Wolohan Lumber Co......................     21,678         433,668
 *Wolverine Tube, Inc...................    222,800       1,281,100
 Woodhead Industries, Inc...............    109,200       1,354,626
 *Workflow Management, Inc..............    176,300         394,031
 *Workgroup Technology Corp.............     22,900          45,342
 World Fuel Services Corp...............    138,595       2,792,689
 *Worldwide Restaurant Concepts, Inc....    263,100         591,975
 *Xanser Corp...........................     53,500          88,275
 *Xeta Corp.............................      8,500          31,663
 *Xetel Corp............................    100,000             900
 *Xicor, Inc............................      6,100          26,322
 *#XM Satellite Radio Holdings, Inc.....    552,200       1,388,783
 Yardville National Bancorp.............     53,570       1,005,777
 *Yellow Corp...........................    406,300      12,071,173
 *Zale Corp.............................    176,700       6,308,190
 *Zany Brainy, Inc......................    164,605           2,304
 *Zap.com Corp..........................      2,558             243
 *#Zapata Corp..........................     31,610         935,340
 Zenith National Insurance Corp.........     48,700       1,146,885
 Ziegler Co., Inc.......................      8,200         120,950
 *Zoltek Companies, Inc.................    215,900         629,349
 *Zomax, Inc............................    101,500         438,988
 *#Zonagen, Inc.........................      5,900           6,697
 *Zones, Inc............................    174,200         185,523
 *Zygo Corp.............................    109,600         861,456
 *Zymetx, Inc...........................     16,400              66
                                                     --------------
TOTAL COMMON STOCKS
  (Cost $3,267,701,907).................              3,087,459,576
                                                     --------------
RIGHTS/WARRANTS -- (0.0%)
 *#Angeion Corp. Warrants 10/31/07......        315               0
 *Chiquita Brands International, Inc.
   Warrants 03/19/09....................    142,110         547,124
 *CSF Holding, Inc. Litigation Rights...     40,500               0
                                           SHARES        VALUE+
                                           ------        ------
 *Del Global Technologies Corp. Warrants
   03/28/08.............................     19,927  $       16,938
 *Imperial Credit Industries, Inc.
   Warrants 01/31/08....................      4,082               0
 *Imperial Sugar Co. Warrants 08/29/08..      9,694           2,181
 *Magnum Hunter Resources Warrants
   03/21/05.............................      9,740           2,727
 PMR Corp. Contingent Value Rights
   08/05/04.............................    105,000               0
 *Safety Components International, Inc.
   Warrants 04/10/03....................      4,945             766
 *#Timco Aviation Services Warrants
   12/31/07.............................     20,409               0
                                                     --------------
TOTAL RIGHTS/WARRANTS
  (Cost $6,107,175).....................                    569,736
                                                     --------------

                                            FACE
                                           AMOUNT
                                           ------
                                            (000)
BONDS -- (0.0%)
 *Del Global Technologies Corp.
   Subordinated Promissory Note 6.0%,
   3/28/07
   (Cost $0)............................  $      40               0
                                                     --------------
TEMPORARY CASH INVESTMENTS -- (2.7%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $86,105,000 FHLB
   Notes 2.06%, 08/12/03, valued at
   $86,750,788) to be repurchased at
   $85,485,619
   (Cost $85,477,000)...................     85,477      85,477,000
                                                     --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,359,286,082)++...............             $3,173,506,312
                                                     ==============

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $3,359,844,375.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. SMALL CAP VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value..............................  $ 3,173,506
Collateral for Securities Loaned..................       87,556
Receivables:
  Dividends and Interest..........................        2,331
  Investment Securities Sold......................       12,526
  Securities Lending..............................           87
  Fund Shares Sold................................          571
Prepaid Expenses and Other Assets.................            1
                                                    -----------
    TOTAL ASSETS..................................    3,276,578
                                                    -----------
LIABILITIES:
Payables:
  Collateral on Securities Loaned.................       87,556
  Investment Securities Purchased.................       27,141
  Fund Shares Redeemed............................       12,388
  Due to Advisor..................................          500
Accrued Expenses and Other Liabilities............          213
                                                    -----------
    TOTAL LIABILITIES.............................      127,798
                                                    -----------
NET ASSETS........................................  $ 3,148,780
                                                    ===========
SHARES OUTSTANDING $.01 PAR VALUE
  (Unlimited Number of Shares Authorized).........  209,307,367
                                                    ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................  $     15.04
                                                    ===========
Investments at Cost...............................  $ 3,359,286
                                                    ===========
NET ASSETS CONSIST OF:
Paid-in Capital...................................  $ 3,103,134
Accumulated Net Investment Income (Loss)..........        1,719
Accumulated Net Realized Gain (Loss)..............      229,706
Unrealized Appreciation (Depreciation) of
  Investment Securities...........................     (185,779)
                                                    -----------
    TOTAL NET ASSETS..............................  $ 3,148,780
                                                    ===========

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. SMALL CAP VALUE SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends.......................................  $ 28,063
  Interest........................................       996
  Income From Securities Lending..................     1,135
                                                    --------
      TOTAL INVESTMENT INCOME.....................    30,194
                                                    --------
EXPENSES
  Investment Advisory Services....................     6,344
  Accounting & Transfer Agent Fees................     1,142
  Custodian Fees..................................       302
  Legal Fees......................................        17
  Audit Fees......................................        22
  Shareholders' Reports...........................        38
  Trustees' Fees and Expenses.....................        13
  Other...........................................        40
                                                    --------
      TOTAL EXPENSES..............................     7,918
                                                    --------
  NET INVESTMENT INCOME (LOSS)....................    22,276
                                                    --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................   229,965
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities......................  (183,665)
                                                    --------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES........    46,300
                                                    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................  $ 68,576
                                                    ========

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. SMALL CAP VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                             YEAR        YEAR
                                            ENDED       ENDED
                                           NOV. 30,    NOV. 30,
                                             2002        2001
                                          ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........  $   22,276  $   26,314
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................     229,965     287,330
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities..........................    (183,665)    305,028
                                          ----------  ----------
        Net Increase (Decrease) in Net
          Assets Resulting from
          Operations....................      68,576     618,672
                                          ----------  ----------
Distributions From:
  Net Investment Income.................     (23,105)    (25,994)
  Net Short-Term Gains..................     (27,939)    (27,609)
  Net Long-Term Gains...................    (259,512)   (475,735)
                                          ----------  ----------
        TOTAL DISTRIBUTIONS.............    (310,556)   (529,338)
                                          ----------  ----------
Capital Share Transactions (1):
  Shares Issued.........................     623,660     308,952
  Shares Issued in Lieu of Cash
    Distributions.......................     306,400     526,312
  Shares Redeemed.......................    (579,144)   (595,795)
                                          ----------  ----------
        Net Increase (Decrease) from
          Capital Share Transactions....     350,916     239,469
                                          ----------  ----------
        TOTAL INCREASE (DECREASE).......     108,936     328,803
NET ASSETS
    Beginning of Period.................   3,039,844   2,711,041
                                          ----------  ----------
    End of Period.......................  $3,148,780  $3,039,844
                                          ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................      40,382      19,155
    Shares Issued in Lieu of Cash
      Distributions.....................      19,724      37,782
    Shares Redeemed.....................     (34,554)    (37,825)
                                          ----------  ----------
                                              25,552      19,112
                                          ==========  ==========

                        THE DFA INVESTMENT TRUST COMPANY
                        THE U.S. SMALL CAP VALUE SERIES
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                              YEAR         YEAR         YEAR         YEAR         YEAR
                              ENDED        ENDED        ENDED        ENDED        ENDED
                            NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                              2002         2001         2000         1999         1998
                           -----------  -----------  -----------  -----------  -----------
Net Asset Value,
  Beginning of Period....  $    16.54   $    16.47   $    17.16   $    17.26   $    21.10
                           ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT
OPERATIONS
  Net Investment Income
    (Loss)...............        0.11         0.15         0.16         0.14         0.14
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......        0.11         3.15         0.97         1.38        (1.92)
                           ----------   ----------   ----------   ----------   ----------
Total from Investment
  Operations.............        0.22         3.30         1.13         1.52        (1.78)
                           ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS
  Net Investment
    Income...............       (0.11)       (0.15)       (0.16)       (0.14)       (0.16)
  Net Realized Gains.....       (1.61)       (3.08)       (1.66)       (1.48)       (1.90)
                           ----------   ----------   ----------   ----------   ----------
Total Distributions......       (1.72)       (3.23)       (1.82)       (1.62)       (2.06)
                           ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of
  Period.................  $    15.04   $    16.54   $    16.47   $    17.16   $    17.26
                           ==========   ==========   ==========   ==========   ==========
Total Return.............        1.05%       23.86%        7.29%        9.78%       (9.05)%
Net Assets, End of Period
  (thousands)............  $3,148,780   $3,039,884   $2,711,041   $2,692,473   $2,435,734
Ratio of Expenses to
  Average Net Assets.....        0.25%        0.25%        0.25%        0.26%        0.26%
Ratio of Net Investment
  Income to Average Net
  Assets.................        0.70%        0.86%        0.92%        0.83%        0.78%
Portfolio Turnover
  Rate...................          30%          13%          32%          29%          23%

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers twenty-five series, of which The U.S. Small Cap Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses. At November 30, 2002, the total liability for deferred compensation to Trustees is included in Accrured Expenses and Other Liabilities in the amount of $13,748.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 29, 2002.

    4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees, generally based on average net assets.

    5. RECLASSIFICATION: Distribution of net gains on Statement of Changes in Net Assets from the prior year have been reclassified to conform to the present year presentation.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2002, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2002, the Series made the following purchases and sales of investment securities other than U.S. Government Securities and short-term securites (amounts in thousands):

Purchases.........................................    $972,797
Sales.............................................     937,766

E. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from generally accepted accounting principles, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

    At November 30, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

Gross Unrealized Appreciation.....................    $ 626,165
Gross Unrealized Depreciation.....................     (812,503)
                                                      ---------
  Net.............................................    $(186,338)
                                                      =========

F. LINE OF CREDIT:

    The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no outstanding borrowings under the discretionary line of credit with the domestic custodian bank at November 30, 2002. There were no borrowings by the Series under the line of credit during the year ended November 30, 2002.

    The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2003. There were no borrowings by the Series under the line of credit with the international custodian bank for the year ended November 30, 2002.

G. SECURITIES LENDING

    As of November 30, 2002, some of the Series' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

    Each portfolio, along with other portfolios of the Series, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

    As of November 30, 2002, the interest rate on the pooled cash account earned by the Series was 1.30%. The repurchase agreements with JPMorgan Securities and UBS Warburg comprising the pooled cash account bear interest at a rate of 1.30% and are to be repurchased on December 2, 2002. The market value of securities on loan to broker/dealers, the value of the cash collateral received from such broker/dealers, the cost/value of the Series's pooled cash account investment and the allocated value of collateral from repurchase agreements held in the pooled cash account as of November 30, 2002 were as follows:

                                   MARKET                       COST/VALUE OF
                                  VALUE OF      VALUE OF CASH    POOLED CASH   VALUE OF COLLATERAL
                                SECURITIES ON  COLLATERAL AND      ACCOUNT       FROM REPURCHASE
                                    LOAN       INDEMNIFICATION   INVESTMENT        AGREEMENTS
                                -------------  ---------------  -------------  -------------------
The U.S. Small Cap Value
  Series......................   $74,161,076     $87,555,789     $87,555,789       $89,689,943

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE U.S. SMALL CAP VALUE SERIES AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Small Cap Value
Series (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2003

                                FUND MANAGEMENT

TRUSTEES/DIRECTORS

    Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

    Each Board has an Audit Committee comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for each Board oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls and other oversight functions as requested by the Board. The Audit Committee for each Board also acts as a liaison between the Fund's independent certified public accountants and the full Board. There were three Audit Committee meetings for each Fund held during the fiscal year ended November 30, 2002.

    Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

    The statement of additional information ("SAI") of the Funds includes additional information about each Trustee/ Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing Dimensional Fund Advisors, 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

       NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
          WITH THE FUND           TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
           AND ADDRESS              LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
                                                       DISINTERESTED DIRECTORS

  George M. Constantinides        DFAITC - since 1993    88 portfolios in 4         Leo Melamed Professor of Finance, Graduate
  Director of DFAIDG, DIG and     DFAIDG - since 1983    investment companies       School of Business, University of Chicago.
  DEM.                            DIG - since 1993
  Trustee of DFAITC.              DEM - since 1994
  1101 E. 58th Street
  Chicago, IL 60637
  Date of Birth: 9/22/47

  John P. Gould                   DFAITC - since 1993    88 portfolios in 4         Steven G. Rothmeier Distinguished Service
  Director of DFAIDG, DIG and     DFAIDG - since 1986    investment companies       Professor of Economics, Graduate School of
  DEM.                            DIG - since 1993                                  Business, University of Chicago. Principal and
  Trustee of DFAITC.              DEM - since 1994                                  Executive Vice President, Lexecon Inc.
  1101 E. 58th Street                                                               (economics, law, strategy and finance
  Chicago, IL 60637                                                                 consulting). Formerly, President, Cardean
  Date of Birth: 1/19/39                                                            University (division of UNext.com). Member of
                                                                                    the Boards of Milwaukee Mutual Insurance
                                                                                    Company and UNext.com. Formerly, Trustee, First
                                                                                    Prairie Funds (registered investment company).
                                                                                    Trustee, Harbor Fund (registered investment
                                                                                    company) (13 Portfolios).

  Roger G. Ibbotson               DFAITC - since 1993    88 portfolios in 4         Professor in Practice of Finance, Yale School
  Director of DFAIDG, DIG and     DFAIDG - since 1981    investment companies       of Management. Director, BIRR Portfolio
  DEM.                            DIG - since 1993                                  Analysis, Inc. (software products). Chairman,
  Trustee of DFAITC.              DEM - since 1994                                  Ibbotson Associates, Inc., Chicago, IL
  Yale School of Management                                                         (software, data, publishing and consulting).
  P.O. Box 208200                                                                   Partner, Zebra Capital Management, LLC (hedge
  New Haven, CT 06520-8200                                                          fund manager). Formerly, Director, Hospital
  Date of Birth: 5/27/43                                                            Fund, Inc. (investment management services).

       NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
          WITH THE FUND           TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
           AND ADDRESS              LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
  Myron S. Scholes                DFAITC - since 1993    88 portfolios in 4         Frank E. Buck Professor Emeritus of Finance,
  Director of DFAIDG, DIG and     DFAIDG - since 1981    investment companies       Stanford University. Partner, Oak Hill Capital
  DEM.                            DIG - since 1993                                  Management. Chairman, Oak Hill Platinum
  Trustee of DFAITC.              DEM - since 1994                                  Partners. Director, Financial Engines.
  Oak Hill Capital Management,                                                      Director, Chicago Mercantile Exchange.
  Inc.                                                                              Consultant, Arbor Investors. Formerly,
  2775 Sand Hill Rd.                                                                Director, Smith Breeden Family of Funds and
  Suite 220                                                                         Partner, Long-Term Capital Management.
  Menlo Park, CA 94025                                                              Director, American Century Fund Complex
  Date of Birth: 7/01/41                                                            (registered investment companies) (38
                                                                                    Portfolios).

  Abbie J. Smith                  DFAITC - since 2000    88 portfolios in 4         Marvin Bower Fellow, Harvard Business School
  Director of DFAIDG, DIG and     DFAIDG - since 2000    investment companies       (9/01 to 8/02). Boris and Irene Stern Professor
  DEM.                            DIG - since 2000                                  of Accounting, Graduate School of Business,
  Trustee of DFAITC.              DEM - since 2000                                  University of Chicago. Director, HON Industries
  425 Morgan Hall                                                                   Inc. (office furniture).
  Soldiers Field,
  Boston, MA 02163
  Date of Birth: 4/30/53
                                                       INTERESTED DIRECTORS**

  David G. Booth                  DFAITC - since 1993    88 portfolios in 4         Chairman, Director, Chief Executive Officer,
  Chairman, Director, Chief       DFAIDG - since 1981    investment companies       Chief Investment Officer and President of
  Executive Officer, Chief        DIG - since 1992                                  Dimensional Fund Advisors Inc., DFA Securities
  Investment Officer and          DEM - since 1994                                  Inc., DFAIDG, DIG and DEM. Chairman, Trustee,
  President of DFAIDG, DIG and                                                      Chief Executive Officer, Chief Investment
  DEM. Chairman, Trustee, Chief                                                     Officer and President of DFAITC. Director and
  Executive Officer, Chief                                                          Chief Investment Officer of Dimensional Fund
  Investment Officer and                                                            Advisors Ltd. Director, Chief Executive
  President of DFAITC.                                                              Officer, Chief Investment Officer and President
  1299 Ocean Avenue                                                                 of DFA Australia Ltd. Director of Dimensional
  Santa Monica, CA 90401                                                            Funds PLC. (Chief Investment Officer positions
  Date of Birth: 12/02/46                                                           held starting 1/1/2003)
                                                                                    Limited Partner, Oak Hill Partners. Director,
                                                                                    University of Chicago Business School.
                                                                                    Formerly, Director, SA Funds (registered
                                                                                    investment company). Director, Assante
                                                                                    Corporation (investment management) (until
                                                                                    9/9/2002).

  Rex A. Sinquefield*             DFAITC - since 1993    88 portfolios in 4         Chairman, Director and Chief Investment Officer
  Chairman and Director of        DFAIDG - since 1981    investment companies       of Dimensional Fund Advisors Inc., DFA
  DFAIDG, DIG and DEM. Trustee    DIG - since 1992                                  Securities Inc., DFAIDG, DIG and DEM. Chairman,
  and Chairman of DFAITC.         DEM - since 1994                                  Trustee and Chief Investment Officer of DFAITC.
  1299 Ocean Avenue                                                                 Director and President of Dimensional Fund
  Santa Monica, CA 90401                                                            Advisors Ltd. Director and Chief Investment
  Date of Birth: 9/07/44                                                            Officer of DFA Australia Ltd. Director of
                                                                                    Dimensional Funds PLC. (Chief Investment
                                                                                    Officer positions held through 1/1/2003)
                                                                                    Trustee, St. Louis University. Life Trustee and
                                                                                    Member of Investment Committee, DePaul
                                                                                    University. Director, The German St. Vincent
                                                                                    Orphan Home. Member of Investment Committee,
                                                                                    Archdiocese of St. Louis.

(1) Each Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

 ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under The Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc..

OFFICERS

    The name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund are set forth below. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, Dimensional Fund Advisors Ltd., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities").

                                     TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND      AND LENGTH OF
           AND ADDRESS                    SERVICE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
                                              OFFICERS

Arthur H.F. Barlow                         Since 1993     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 11/07/55

Valerie A. Brown                           Since 2001     Vice President and Assistant Secretary of
Vice President and Assistant                              all the DFA Entities. Prior to April 2001,
Secretary                                                 legal counsel for DFA (since March 2000).
Santa Monica, CA                                          Associate, Jones, Day, Reavis & Pogue from
Date of Birth: 1/24/67                                    October 1991 to February 2000.

Truman A. Clark                            Since 1996     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 4/08/41

James L. Davis                             Since 1999     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA                                          Formerly at Kansas State University, Arthur
Date of Birth: 11/29/56                                   Anderson & Co., Phillips Petroleum Co.

Robert T. Deere                            Since 1994     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 10/08/57

Robert W. Dintzner                         Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA                                          Prior to April 2001, marketing supervisor
Date of Birth: 3/18/70                                    and marketing coordinator for DFA.

Richard A. Eustice                         Since 1998     Vice President and Assistant Secretary of
Vice President and Assistant                              all the DFA Entities, except Dimensional
Secretary                                                 Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 8/05/65

Eugene F. Fama, Jr.                        Since 1993     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 1/21/61

Robert M. Fezekas                          Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Prior to December
Date of Birth: 10/28/70                                   2001, Portfolio Manager.

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
         AND ADDRESS                    SERVICE           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Glenn S. Freed                             Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Formerly, Professor
Date of Birth: 11/24/61                                   and Associate Dean of the Leventhal School
                                                          of Accounting (September 1998 to August
                                                          2001) and Academic Director Master of
                                                          Business Taxation Program (June 1996 to
                                                          August 2001) at the University of Southern
                                                          California Marshall School of Business.

Henry F. Gray                              Since 2000     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. Prior
Santa Monica, CA                                          to July 2000, portfolio manager.
Date of Birth: 9/22/67

Kamyab Hashemi-Nejad                       Since 1997     Vice President, Controller and Assistant
Vice President, Controller and                            Treasurer, of all the DFA Entities.
Assistant Treasurer
Santa Monica, CA
Date of Birth: 1/22/61

Stephen P. Manus                           Since 1997     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 12/26/50

Karen E. McGinley                          Since 1997     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 3/10/66

Catherine L. Newell                        Since 2000     Vice President and Secretary of all the DFA
Vice President and Secretary                              Entities, except DFA Australia Limited for
Santa Monica, CA                                          which she is Vice President and Assistant
Date of Birth: 5/07/64                                    Secretary. Director, Dimensional Funds PLC.
                                                          Vice President and Assistant Secretary of
                                                          all DFA Entities (1997-2000).

David A. Plecha                            Since 1993     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 10/26/61

Andrew E. Rasmusen                         Since 2001     Vice President of all the DFA Entities
Vice President                                            except Dimensional Fund Advisors Ltd. Prior
Santa Monica, CA                                          to April 2001, investment management,
Date of Birth: 1/26/62                                    client service manager for DFA (since
                                                          October 2000). Investment manager
                                                          researcher and consultant for
                                                          InvestorForce, Inc. from October 1999 to
                                                          October 2000 and for William M. Mercer
                                                          Investment Consulting, Inc. from April 1996
                                                          to October 1999.

Edwardo A. Repetto                         Since 2002     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Research Associate
Date of Birth: 1/28/67                                    for Dimensional Fund Advisors Inc. (June
                                                          2000 to April 2002). Research scientist
                                                          (August 1998 to June 2000) and
                                                          Faculty-Postdoctural Fellow (August 1997 to
                                                          August 1998), California Institute of
                                                          Technology.

George L. Sands                            Since 1993     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 2/08/56

Michael T. Scardina                        Since 1993     Vice President, Chief Financial Officer and
Vice President, Chief Financial                           Treasurer of all the DFA Entities.
Officer and Treasurer                                     Director, Dimensional Funds, PLC.
Santa Monica, CA
Date of Birth: 10/12/55

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
         AND ADDRESS                    SERVICE           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
David E. Schneider                         Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Prior to 2001 and
Date of Birth: 1/26/46                                    currently, Regional Director of Dimensional
                                                          Fund Advisors Inc.

John C. Siciliano                          Since 2001     Vice President of all the DFA Entities.
Vice President                                            Director, Dimensional Funds PLC. Managing
Santa Monica, CA                                          Principal, Payden & Rygel Investment
Date of Birth: 8/24/54                                    Counsel from April 1998 through December
                                                          2000 and Co-Head, North American Corporate
                                                          Finance for Dresdner Kleinwort Benson N.A.
                                                          from October 1995 to April 1998.

Jeanne C. Sinquefield, Ph.D.*              Since 1988     Executive Vice President of all the DFA
Executive Vice President                                  Entities.
Santa Monica, CA
Date of Birth: 12/02/46

Carl G. Snyder                             Since 2000     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. Prior
Santa Monica, CA                                          to July 2000, portfolio manager.
Date of Birth: 6/08/63

Weston J. Wellington                       Since 1997     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/01/51

Daniel M. Wheeler                          Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Prior to 2001 and
Date of Birth: 3/03/45                                    currently, Director of Financial Advisors
                                                          Services of Dimensional Fund Advisors Inc.

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

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